Schedule of Portfolio Investments

Praxis Impact Bond Fund

September 30, 2024 (Unaudited)

MUNICIPAL BONDS - 1.1%	Coupon	Maturity	Principal Amount	Fair Value
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects, Series 2010-A	7.334%	02/15/28	$1,000,000	$1,052,003
Findlay City School District, Series 2010-B	6.250%	12/01/37	270,000	270,524
Houston, Texas, Independent School District, Series 2009A-2	6.168%	02/15/34	1,000,000	1,002,330
Massachusetts St., Series 2016-F	3.277%	06/01/46	3,100,000	2,589,616
University of Texas, Permanent University Fund, Series 2017-A	3.376%	07/01/47	3,000,000	2,483,275
University of Texas, Rev., Series 2020 B	2.439%	08/15/49	1,875,000	1,253,988
University of Virginia, Rev., Series 2009	6.200%	09/01/39	2,000,000	2,241,072
TOTAL MUNICIPAL BONDS (COST $11,249,137)				$10,892,808

CORPORATE BONDS - 29.9%	Coupon	Maturity	Principal Amount	Fair Value
APPAREL & TEXTILE PRODUCTS - 0.1%
VF Corp.	2.400%	04/23/25	$536,000	$527,012

ASSET MANAGEMENT - 0.1%
Ameriprise Financial, Inc.	3.000%	04/02/25	730,000	723,946

AUTOMOTIVE - 0.3%
BorgWarner, Inc.	2.650%	07/01/27	601,000	577,472
Honda Motor Co. Ltd.	2.967%	03/10/32	760,000	693,753
Hyundai Capital Services, Inc. (a)	1.250%	02/08/26	200,000	191,195
Magna International, Inc.	2.450%	06/15/30	1,250,000	1,129,050
				2,591,470
BANKING - 3.1%
Bank of America Corp., Series N	2.456%	10/22/25	1,000,000	998,221
Bank of America Corp., Series N	1.530%	12/06/25	2,000,000	1,985,940
Bank of America Corp., Series N	4.271%	07/23/29	1,000,000	997,365
Bank of America Corp., Series N	2.572%	10/20/32	1,500,000	1,315,253
Bank of Montreal (b)	5.203%	02/01/28	1,750,000	1,804,580

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 29.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
BANKING - 3.1% (Continued)
Bank of New York Mellon Corp. (The), Series J	4.967%	04/26/34	$2,000,000	$2,048,883
Citigroup, Inc.	3.700%	01/12/26	1,750,000	1,738,212
Citigroup, Inc.	2.014%	01/25/26	1,000,000	989,890
Citigroup, Inc.	2.572%	06/03/31	2,000,000	1,799,826
ING Groep N.V. (a)	4.625%	01/06/26	1,250,000	1,252,887
JPMorgan Chase & Co.	3.200%	06/15/26	2,557,000	2,519,519
JPMorgan Chase & Co.	2.739%	10/15/30	2,000,000	1,852,814
KeyBank National Association (b)	4.150%	08/08/25	1,000,000	992,566
M&T Bank Corp.	4.553%	08/16/28	1,500,000	1,502,025
PNC Financial Services Group, Inc. (The)	4.758%	01/26/27	1,500,000	1,505,435
PNC Financial Services Group, Inc. (The)	5.582%	06/12/29	1,000,000	1,040,880
Regions Financial Corp.	2.250%	05/18/25	1,000,000	982,379
State Street Corp. (b)	7.350%	06/15/26	1,000,000	1,048,691
State Street Corp. (c)	4.164%	08/04/33	1,000,000	972,858
Toronto-Dominion Bank, Series C (b)	5.264%	12/11/26	2,000,000	2,049,722
Truist Financial Corp. (SOFR + 60.90) (c)	1.267%	03/02/27	1,000,000	953,566
UBS AG London	5.650%	09/11/28	550,000	576,803
				30,928,315
BEVERAGES - 0.1%
Coca-Cola Co. (The)	3.450%	03/25/30	500,000	487,775
Coca-Cola Femsa S.A.B. de C.V.	1.850%	09/01/32	1,000,000	821,569
				1,309,344
BIOTECH & PHARMA - 0.4%
AbbVie, Inc.	2.950%	11/21/26	500,000	489,469
Amgen, Inc.	3.000%	02/22/29	2,500,000	2,388,051
Gilead Sciences, Inc.	3.650%	03/01/26	750,000	743,944
				3,621,464
CABLE & SATELLITE - 0.4%
Comcast Corp. (b)	3.300%	04/01/27	500,000	491,919
Comcast Corp. (b)	4.650%	02/15/33	1,000,000	1,014,300
Comcast Corp.	2.937%	11/01/56	672,000	439,188
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	383,135
WarnerMedia Holdings, Inc.	4.054%	03/15/29	1,500,000	1,421,003
				3,749,545
CHEMICALS - 0.6%
Air Products and Chemicals, Inc.	4.850%	02/08/34	1,000,000	1,031,178

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 29.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CHEMICALS - 0.6% (Continued)
Avery Dennison Corp.	2.650%	04/30/30	$1,250,000	$1,140,591
DowDuPont, Inc.	4.493%	11/15/25	1,500,000	1,497,351
Ecolab, Inc.	4.800%	03/24/30	140,000	144,479
Ecolab, Inc.	2.750%	08/18/55	1,470,000	979,046
LG Chemical Ltd. (a)	3.250%	10/15/24	290,000	289,789
Nutrien Ltd.	5.875%	12/01/36	840,000	899,817
				5,982,251
CONSTRUCTION MATERIALS - 0.3%
Carlisle Cos., Inc.	3.500%	12/01/24	1,250,000	1,246,609
Owens Corning	4.200%	12/01/24	1,000,000	998,588
Owens Corning	3.950%	08/15/29	300,000	293,183
				2,538,380
CONSUMER SERVICES - 4.3%
Andrew W. Mellon Funding	0.947%	08/01/27	1,050,000	971,230
California Endowment (The)	2.498%	04/01/51	4,500,000	2,975,046
Conservation Fund, Series 2019	3.474%	12/15/29	535,000	498,303
Ford Foundation (The), Series 2017	3.859%	06/01/47	4,620,000	3,973,043
Ford Foundation (The), Series 2020	2.415%	06/01/50	235,000	154,987
John D. & Catherine T. MacArthur Foundation, Series 2020	1.299%	12/01/30	1,500,000	1,247,406
Leland Stanford Junior University (The)	3.460%	05/01/47	2,415,000	1,977,242
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,390,692
Massachusetts Institute of Technology, Series D-2	3.959%	07/01/38	1,700,000	1,644,713
Massachusetts Institute of Technology, Series F	2.989%	07/01/50	1,000,000	752,641
President & Fellows of Harvard College, Series 2024-A (b)	4.609%	02/15/35	2,000,000	2,049,785
President & Fellows of Harvard College, Series 2016-B	3.150%	07/15/46	3,961,000	3,137,512
President & Fellows of Harvard College, Series 2020-B	2.517%	10/15/50	1,600,000	1,084,283
President & Fellows of Harvard College, Series 2022-A	3.745%	11/15/52	700,000	598,963
Rockefeller Foundation (The)	2.492%	10/01/50	4,290,000	2,874,549
Stanford University California, Series 2020-A	2.413%	06/01/50	4,400,000	2,918,811

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 29.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CONSUMER SERVICES - 4.3% (Continued)
Trustees of Princeton University (The) (b)	2.516%	07/01/50	$6,650,000	$4,646,805
University of Notre Dame, Series 2017	3.394%	02/15/48	3,424,000	2,800,987
W.K. Kellogg Foundation Trust, Series 2020 (a)(b)	2.443%	10/01/50	3,950,000	2,561,369
Yale University (b)	2.402%	04/15/50	6,765,000	4,498,070
				42,756,437
CONTAINERS & PACKAGING - 0.3%
CCL Industries, Inc. (a)	3.050%	06/01/30	1,750,000	1,605,414
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,037,373
				2,642,787
DIVERSIFIED INDUSTRIALS - 0.1%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	881,215

ELECTRIC UTILITIES - 4.8%
Ameren Illinois Co.	5.900%	12/01/52	2,250,000	2,506,051
Avangrid, Inc.	3.150%	12/01/24	1,800,000	1,793,239
Avista Corp.	4.000%	04/01/52	1,000,000	808,734
Caledonia Generating, LLC (a)	1.950%	02/28/34	1,529,197	1,305,382
CenterPoint Energy, Inc., Series AL	5.300%	04/01/53	1,000,000	1,017,195
Consolidated Edison Co.	3.350%	04/01/30	1,000,000	961,966
DTE Electric Co.	4.050%	05/15/48	1,750,000	1,516,392
DTE Electric Co.	3.650%	03/01/52	750,000	599,580
DTE Energy Co., Series C	4.875%	06/01/28	1,500,000	1,531,478
Duke Energy Carolinas, LLC	3.550%	03/15/52	2,200,000	1,697,664
Duke Energy Progress, LLC	3.450%	03/15/29	1,750,000	1,703,918
Duke Energy Progress, LLC	4.000%	04/01/52	1,500,000	1,252,934
Electricite de France S.A. (a)	3.625%	10/13/25	1,250,000	1,237,764
Florida Power & Light Co.	3.700%	12/01/47	1,550,000	1,267,044
Florida Power & Light Co.	2.875%	12/04/51	2,000,000	1,384,409
Georgia Power Co., Series 2016-A	3.250%	04/01/26	1,000,000	987,073
Interstate Power & Light Co.	3.600%	04/01/29	1,250,000	1,214,911
Liberty Utilities Financial Services (a)	2.050%	09/15/30	1,355,000	1,166,612
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,482,647
Midland Cogeneration Venture, L.P. (a)	6.000%	03/15/25	38,945	38,555
Narragansett Electric Co. (a)	3.395%	04/09/30	1,500,000	1,421,566
National Rural Utilities	1.350%	03/15/31	2,000,000	1,660,816

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 29.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
ELECTRIC UTILITIES - 4.8% (Continued)
NextEra Energy Capital Holdings, Inc.	6.051%	03/01/25	$500,000	$502,103
Niagara Mohawk Power Corp. (a)	1.960%	06/27/30	1,500,000	1,315,000
Northern States Power Co.	2.900%	03/01/50	1,500,000	1,048,923
NSTAR Electric Co.	3.950%	04/01/30	600,000	593,963
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,306,308
NY State Electric & Gas (a)	5.650%	08/15/28	1,650,000	1,719,237
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,154,621
Public Service Co.	3.700%	06/15/28	2,250,000	2,217,291
Public Service Electric and Gas Co.	4.650%	03/15/33	2,500,000	2,535,410
Puget Energy, Inc.	4.223%	06/15/48	1,000,000	854,714
Rochester Gas & Electric Corp. (a)	1.850%	12/01/30	500,000	426,688
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	805,834
Solar Star Funding, LLC (a)	3.950%	06/30/35	231,997	215,898
Solar Star Funding, LLC (a)	5.375%	06/30/35	366,755	370,863
Southern California Edison	4.050%	03/15/42	1,165,000	1,005,931
Topaz Solar Farms, LLC (a)(b)	4.875%	09/30/39	211,373	191,237
Topaz Solar Farms, LLC (a)	5.750%	09/30/39	505,957	500,721
Union Electric Co.	2.625%	03/15/51	2,000,000	1,297,279
Westar Energy, Inc.	2.550%	07/01/26	1,292,000	1,258,577
				47,876,528
ELECTRICAL EQUIPMENT - 0.2%
Johnson Controls International plc	1.750%	09/15/30	1,800,000	1,560,702
Roper Technologies, Inc.	2.000%	06/30/30	440,000	386,537
				1,947,239
FOOD - 1.0%
Campbell Soup Co.	3.950%	03/15/25	1,500,000	1,493,204
Cargill, Inc. (a)	4.760%	11/23/45	1,500,000	1,441,090
General Mills, Inc.	4.000%	04/17/25	1,500,000	1,493,206
Hormel Foods Corp.	1.800%	06/11/30	2,250,000	1,980,575
Ingredion, Inc.	2.900%	06/01/30	1,000,000	928,358
Mars, Inc. (a)	4.650%	04/20/31	1,000,000	1,008,720
Mars, Inc. (a)	3.600%	04/01/34	1,500,000	1,386,399
				9,731,552
FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
Suzano S.A.	5.500%	01/17/27	800,000	814,718

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 29.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
GAS & WATER UTILITIES - 0.4%
American Water Capital Corp.	2.800%	05/01/30	$1,500,000	$1,391,795
Brooklyn Union Gas Co. (a)	4.504%	03/10/46	1,250,000	1,058,301
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	265,860
Spire Missouri, Inc.	5.150%	08/15/34	1,000,000	1,032,614
				3,748,570
HEALTH CARE FACILITIES & SERVICES - 0.1%
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,470,335

HOME & OFFICE PRODUCTS - 0.1%
Steelcase, Inc.	5.125%	01/18/29	1,000,000	981,114

HOME CONSTRUCTION - 0.1%
NVR, Inc.	3.000%	05/15/30	1,000,000	926,206

INSTITUTIONAL FINANCIAL SERVICES - 0.8%
Brookfield Finance, Inc.	4.250%	06/02/26	1,570,000	1,568,705
Goldman Sachs Group, Inc.	4.223%	05/01/29	1,000,000	994,169
Goldman Sachs Group, Inc.	3.800%	03/15/30	1,500,000	1,459,248
Morgan Stanley, Series F	3.125%	07/27/26	2,000,000	1,964,367
Morgan Stanley, Series I	5.449%	07/20/29	1,000,000	1,039,098
Morgan Stanley, Series I	2.699%	01/22/31	1,250,000	1,144,864
				8,170,451
INSURANCE - 3.8%
Aflac, Inc.	4.000%	10/15/46	1,408,000	1,189,594
AIG Global Funding (a)	5.200%	01/12/29	500,000	513,645
Allstate Corp. (The)	5.250%	03/30/33	1,000,000	1,042,744
American National Group	5.750%	10/01/29	1,850,000	1,860,691
Athene Global Funding (a)	5.583%	01/09/29	785,000	812,921
F&G Global Funding (a)	2.300%	04/11/27	535,000	500,540
Fidelity National Financial, Inc.	3.400%	06/15/30	1,000,000	931,289
First American Financial Corp.	2.400%	08/15/31	1,500,000	1,259,588
GA Global Funding Trust (a)	2.250%	01/06/27	2,000,000	1,904,100
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,228,419
Horace Mann Educators Corp.	7.250%	09/15/28	965,000	1,048,165
Jackson National Life Global Funding (a)	1.750%	01/12/25	385,000	381,188
Jackson National Life Global Funding (a)	5.500%	01/09/26	1,250,000	1,262,494

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 29.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
INSURANCE - 3.8% (Continued)
Kemper Corp.	4.350%	02/15/25	$1,250,000	$1,244,023
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	993,522
Massachusetts Mutual Life Insurance Co. (a)	3.375%	04/15/50	2,500,000	1,844,714
Met Life Global Funding I (a)	5.150%	03/28/33	1,250,000	1,297,413
Mutual of Omaha Global, Series 2023-1 (a)	5.800%	07/27/26	385,000	393,951
Mutual of Omaha Global (a)	5.450%	12/12/28	365,000	378,299
New York Life Global Funding (a)	4.900%	06/13/28	3,000,000	3,078,555
Northwestern Mutual, Series 2023-3 (a)	4.900%	06/12/28	1,740,000	1,785,048
Pacific Life Global Funding II, Series 2020-1 (a)	1.200%	06/24/25	415,000	405,171
Pacific Life Global Funding II, Series 2021-1 (a)	1.450%	01/20/28	1,000,000	917,385
Pricoa Global Funding I (a)	5.100%	05/30/28	2,000,000	2,064,662
Primerica, Inc.	2.800%	11/19/31	1,000,000	877,916
Principal Financial Group, Inc.	3.700%	05/15/29	1,250,000	1,220,238
Protective Life Global Funding (a)	5.366%	01/06/26	500,000	506,137
Protective Life Global Funding (a)	5.209%	04/14/26	1,000,000	1,013,450
Prudential Financial, Inc.	1.500%	03/10/26	644,000	621,162
Prudential Funding Asia plc	3.125%	04/14/30	750,000	706,385
Reliance STD Life Insurance Co. (a)	2.750%	05/07/25	1,280,000	1,262,116
RGA Global Funding (a)	5.500%	01/11/31	1,000,000	1,045,199
Sammons Financial Group, Inc. (a)	4.450%	05/12/27	1,200,000	1,188,031
Sammons Financial Group, Inc. (a)	6.875%	04/15/34	1,000,000	1,070,245
Trustage Financial Group, Inc. (a)	4.625%	04/15/32	400,000	368,762
				38,217,762
LEISURE FACILITIES & SERVICES - 0.2%
McDonald's Corp., Series MTN	3.500%	07/01/27	1,000,000	986,103
Starbucks Corp.	2.450%	06/15/26	1,000,000	973,090
				1,959,193
MACHINERY - 0.4%
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	678,511
John Deere Capital Corp.	1.750%	03/09/27	250,000	237,289
John Deere Capital Corp.	3.050%	01/06/28	1,250,000	1,215,363
Xylem, Inc.	1.950%	01/30/28	1,775,000	1,648,163
				3,779,326
MEDICAL EQUIPMENT & DEVICES - 0.1%
Alcon Finance Corp. (a)	2.600%	05/27/30	1,250,000	1,140,592

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 29.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
PERSONAL PRODUCTS - 0.1%
Estée Lauder Cos., Inc. (The)	2.600%	04/15/30	$1,000,000	$921,952

PIPELINES - 0.1%
Northern Natural Gas Co. (a)	4.100%	09/15/42	1,200,000	1,006,866

REITS - 3.3%
Agree Ltd. Partnership	2.900%	10/01/30	650,000	589,824
Agree Ltd. Partnership	4.800%	10/01/32	715,000	709,500
Alexandria Real Estate Equities, Inc.	2.950%	03/15/34	1,000,000	864,536
Alexandria Real Estate Equities, Inc.	4.750%	04/15/35	1,250,000	1,234,371
American Homes 4 Rent, L.P.	5.500%	02/01/34	2,000,000	2,065,180
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,233,880
Camden Property Trust	2.800%	05/15/30	1,500,000	1,387,858
Digital Realty Trust, L.P.	5.550%	01/15/28	2,250,000	2,329,174
ERP Operating, L.P.	4.150%	12/01/28	1,250,000	1,247,354
ESSEX Portfolio, L.P.	2.650%	03/15/32	1,500,000	1,306,081
ESSEX Portfolio, L.P.	5.500%	04/01/34	250,000	259,882
Federal Realty Investment Trust	1.250%	02/15/26	515,000	492,532
Federal Realty Investment Trust	5.375%	05/01/28	1,500,000	1,540,382
Kilroy Realty Corp.	2.500%	11/15/32	1,750,000	1,402,526
Kimco Realty Corp. (b)	2.700%	10/01/30	1,750,000	1,590,180
Lexington Realty Trust	2.700%	09/15/30	1,500,000	1,334,105
Mid-America Apartment Communities, Inc.	3.950%	03/15/29	1,750,000	1,730,687
Ontario Teachers Cadillac Fairview Properties Trust (a)	2.500%	10/15/31	1,255,000	1,079,028
Prologis, L.P.	2.875%	10/06/29	1,500,000	1,409,565
Prologis, L.P.	4.625%	01/15/33	1,500,000	1,507,270
Realty Income Corp.	4.700%	12/15/28	1,000,000	1,014,675
Rexford Industrial Realty, L.P.	5.000%	06/15/28	500,000	507,721
Rexford Industrial Realty, L.P.	2.150%	09/01/31	1,750,000	1,474,666
Sun Communities Operating, L.P.	2.700%	07/15/31	500,000	437,215
Sun Communities Operating, L.P.	5.700%	01/15/33	750,000	773,136
UDR, Inc.	1.900%	03/15/33	1,500,000	1,187,668
Vornado Realty, L.P.	3.500%	01/15/25	567,000	562,744

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 29.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
REITS - 3.3% (Continued)
WP Carey, Inc.	2.450%	02/01/32	$1,500,000	$1,278,494
				32,550,234
RETAIL - CONSUMER STAPLES - 0.1%
Kroger Co. (The)	5.000%	04/15/42	1,000,000	970,946
Walmart, Inc.	1.800%	09/22/31	500,000	434,845
				1,405,791
RETAIL - DISCRETIONARY - 0.3%
Home Depot, Inc. (The)	3.625%	04/15/52	1,000,000	804,631
Lowe's Cos., Inc.	4.650%	04/15/42	1,000,000	936,455
Lowe's Cos., Inc.	3.000%	10/15/50	500,000	339,897
Lowe's Cos., Inc.	5.625%	04/15/53	1,000,000	1,040,869
				3,121,852
SEMICONDUCTORS - 0.2%
Intel Corp. (b)	4.150%	08/05/32	1,000,000	952,880
Intel Corp.	3.734%	12/08/47	1,000,000	736,203
NVIDIA Corp.	2.850%	04/01/30	500,000	473,046
				2,162,129
SOFTWARE - 0.4%
Microsoft Corp.	2.525%	06/01/50	4,500,000	3,088,937
Microsoft Corp.	2.921%	03/17/52	1,000,000	734,190
				3,823,127
SPECIALTY FINANCE - 0.8%
BlueHub Loan Fund, Inc.	3.099%	01/01/30	1,030,000	962,358
Community Preservation Corp. (The)	2.867%	02/01/30	2,500,000	2,273,682
Low Income Investment Fund	3.386%	07/01/26	115,000	111,912
Low Income Investment Fund	3.711%	07/01/29	1,985,000	1,842,685
USAA Capital Corp. (a)	2.125%	05/01/30	3,000,000	2,683,393
				7,874,030
STEEL - 0.0% (d)
Nucor Corp.	2.000%	06/01/25	460,000	452,301

TECHNOLOGY HARDWARE - 0.5%
Apple, Inc. (b)	3.000%	06/20/27	1,000,000	982,255
Apple, Inc.	2.650%	05/11/50	1,000,000	690,234
Apple, Inc.	2.650%	02/08/51	2,000,000	1,375,287
HP, Inc.	4.750%	01/15/28	1,100,000	1,119,573

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 29.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
TECHNOLOGY HARDWARE - 0.5% (Continued)
HP, Inc.	4.000%	04/15/29	$915,000	$900,108
				5,067,457
TECHNOLOGY SERVICES - 0.2%
Experian Finance plc (a)	2.750%	03/08/30	635,000	588,158
Moody's Corp.	3.250%	05/20/50	500,000	364,403
Moody's Corp.	3.750%	02/25/52	1,000,000	803,552
				1,756,113
TELECOMMUNICATIONS - 0.5%
AT&T, Inc.	5.250%	03/01/37	500,000	515,416
AT&T, Inc.	4.750%	05/15/46	2,000,000	1,871,427
Verizon Communications, Inc.	3.875%	02/08/29	1,000,000	986,546
Verizon Communications, Inc.	1.500%	09/18/30	1,000,000	857,980
Verizon Communications, Inc.	2.987%	10/30/56	1,799,000	1,179,996
				5,411,365
TRANSPORTATION & LOGISTICS - 0.9%
Burlington Northern Santa Fe, LLC	5.750%	05/01/40	2,078,000	2,270,891
Canadian Pacific Railway Co.	2.050%	03/05/30	1,750,000	1,566,298
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	978,871
Norfolk Southern Corp.	3.050%	05/15/50	1,500,000	1,056,634
Penske Truck Leasing Co. (a)	5.750%	05/24/26	500,000	509,058
TTX Co. (a)	4.600%	02/01/49	280,000	262,531
TTX Co. (a)	5.650%	12/01/52	500,000	543,837
Union Pacific Corp.	4.950%	09/09/52	2,000,000	2,001,261
				9,189,381
TRANSPORTATION EQUIPMENT - 0.1%
Ryder System, Inc.	5.650%	03/01/28	1,250,000	1,302,609

WHOLESALE - CONSUMER STAPLES - 0.2%
Bunge Ltd. Finance Corp.	1.630%	08/17/25	395,000	384,696
Sysco Corp.	2.400%	02/15/30	1,750,000	1,586,748
				1,971,444

TOTAL CORPORATE BONDS (COST $319,662,789)				$297,032,403

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Impact Capital, Inc. (e)	3.000%	12/15/24	$400,000	$397,128
Calvert Impact Capital, Inc. (e)	2.500%	06/13/25	1,400,000	1,373,553
Calvert Impact Capital, Inc. (e)	2.500%	12/15/25	650,000	632,185
Calvert Impact Capital, Inc. (e)	4.000%	06/15/28	1,200,000	1,159,232
Calvert Impact Capital, Inc. (e)	5.000%	12/15/28	450,000	448,594
Calvert Impact Capital, Inc. (e)	5.000%	06/15/29	1,800,000	1,790,085
Calvert Impact Climate, Inc. (e)	5.500%	12/15/53	1,000,000	993,832
Capital Impact Partners Investment (e)	5.750%	06/15/25	1,800,000	1,814,703
Capital Impact Partners Investment (e)	5.000%	12/15/26	500,000	508,984
TOTAL CORPORATE NOTES (COST $9,200,000)				$9,118,296

FOREIGN GOVERNMENTS - 5.3%	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN AGENCY - 1.3%
BNG Bank N.V. (a)(b)	1.500%	10/16/24	$1,500,000	$1,497,975
BNG Bank N.V. (a)(b)	0.500%	11/24/25	2,000,000	1,920,770
Kommunalbanken A.S. (a)	2.125%	02/11/25	1,000,000	990,750
Kreditanstalt Fur Wiederafbau	4.375%	02/28/34	7,500,000	7,791,229
				12,200,724
SUPRANATIONAL - 4.0%
African Development Bank	3.500%	09/18/29	2,000,000	1,985,544
Asian Development Bank	3.125%	09/26/28	1,000,000	983,038
Central American Bank for Economic Integration (a)	1.140%	02/09/26	1,200,000	1,149,180
European Bank for Reconstruction & Development	1.500%	02/13/25	200,000	197,706
European Investment Bank	2.125%	04/13/26	1,000,000	974,645
European Investment Bank	2.375%	05/24/27	4,000,000	3,874,214
Inter-American Development Bank	0.875%	04/03/25	3,000,000	2,947,447
Inter-American Development Bank	3.500%	04/12/33	3,000,000	2,919,376
Inter-American Development Bank	4.375%	01/24/44	3,000,000	2,998,786
International Bank for Reconstruction & Development (b)	3.126%	11/20/25	1,000,000	989,967
International Bank for Reconstruction & Development	0.875%	07/15/26	3,000,000	2,851,491

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

FOREIGN GOVERNMENTS - 5.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SUPRANATIONAL - 4.0% (Continued)
International Bank for Reconstruction & Development	3.125%	06/15/27	$4,000,000	$3,948,458
International Bank for Reconstruction & Development	4.750%	11/14/33	6,000,000	6,396,989
International Development Association (a)	0.375%	09/23/25	2,000,000	1,928,328
International Development Association (a)(b)	0.876%	04/28/26	2,000,000	1,907,465
International Finance Corp., Series GMTN	2.126%	04/07/26	3,000,000	2,922,000
International Finance Corp., Series 2622 (b)	4.375%	01/15/27	1,000,000	1,014,404
				39,989,038

TOTAL FOREIGN GOVERNMENTS (COST $52,478,629)				$52,189,762

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0% (d)	Coupon	Maturity	Principal Amount	Fair Value
Commercial Mortgage Pass-Through Certificates, Class A-3 (Cost $33,572)	2.853%	10/17/45	$32,965	$30,852

U.S. GOVERNMENT AGENCIES - 54.0%	Coupon	Maturity	Principal Amount	Fair Value
DEVELOPMENT FINANCE CORPORATION - 0.7%
DFC	5.500%	09/15/26	$333,333	$333,333
DFC	1.590%	04/15/28	2,000,000	1,868,721
DFC	1.650%	04/15/28	3,500,000	3,302,988
DFC	3.130%	04/15/28	1,000,000	974,572
DFC	3.540%	06/15/30	338,250	333,051
DFC	3.520%	09/20/32	571,429	559,489
				7,372,154
FEDERAL HOME LOAN BANK - 7.8%
FHLB	1.250%	12/21/26	4,000,000	3,792,902
FHLB (b)	4.125%	01/15/27	7,000,000	7,075,419
FHLB	4.250%	12/10/27	11,000,000	11,216,947
FHLB	4.500%	03/10/28	3,000,000	3,087,374
FHLB	4.000%	06/30/28	3,200,000	3,246,407

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 54.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK - 7.8% (Continued)
FHLB	3.250%	11/16/28	$13,000,000	$12,849,100
FHLB	5.500%	07/15/36	18,620,000	21,174,990
FHLB	2.590%	03/19/40	4,000,000	3,129,240
FHLB	2.340%	03/26/40	1,000,000	754,334
FHLB	2.070%	06/29/40	1,715,000	1,221,927
FHLB	2.010%	07/16/40	2,685,000	1,893,337
FHLB	5.250%	03/11/44	7,200,000	7,758,427
				77,200,404
FEDERAL HOME LOAN MORTGAGE CORPORATION - 21.6%
FHLMC	4.000%	11/01/24	1,025	1,023
FHLMC	0.375%	09/23/25	3,500,000	3,378,668
FHLMC	4.000%	10/01/25	3,562	3,547
FHLMC	2.875%	04/25/26	3,000,000	2,947,360
FHLMC	6.000%	04/01/27	19,131	19,563
FHLMC	2.500%	10/01/27	117,304	114,659
FHLMC	2.738%	04/25/29	1,917,572	1,869,849
FHLMC	2.939%	04/25/29	4,000,000	3,822,322
FHLMC	2.412%	08/25/29	5,780,000	5,390,672
FHLMC	7.000%	02/01/30	9,167	9,525
FHLMC	1.297%	06/25/30	13,000,000	11,230,764
FHLMC	7.500%	07/01/30	17,882	18,346
FHLMC	1.406%	08/25/30	2,000,000	1,730,561
FHLMC	1.503%	09/25/30	4,000,000	3,481,988
FHLMC	1.487%	11/25/30	11,900,000	10,287,022
FHLMC	1.878%	01/25/31	1,500,000	1,316,920
FHLMC	2.000%	01/25/31	3,000,000	2,649,023
FHLMC	7.000%	03/01/31	13,967	14,520
FHLMC	1.777%	10/25/31	5,000,000	4,315,851
FHLMC	2.154%	10/25/31	4,000,000	3,534,656
FHLMC	2.091%	11/25/31	2,500,000	2,194,363
FHLMC	2.127%	11/25/31	9,000,000	7,921,623
FHLMC	2.450%	04/25/32	7,100,000	6,349,960
FHLMC	2.650%	05/25/32	9,000,000	8,144,164
FHLMC	6.250%	07/15/32	7,050,000	8,225,656
FHLMC	3.123%	08/25/32	5,710,000	5,326,579

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 54.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 21.6% (Continued)
FHLMC	3.000%	11/01/32	$251,265	$242,630
FHLMC	3.000%	11/01/32	336,651	324,975
FHLMC	5.500%	11/01/33	19,844	20,486
FHLMC (H15T1Y + 223.10) (c)	7.231%	05/01/34	19,615	20,343
FHLMC (H15T1Y + 223.10) (c)	7.231%	05/01/34	1,809	1,856
FHLMC	1.783%	06/25/34	2,084,061	1,718,959
FHLMC	5.000%	07/01/35	39,658	40,542
FHLMC	4.500%	10/01/35	54,274	54,752
FHLMC	2.438%	02/25/36	4,000,000	3,301,860
FHLMC	5.500%	03/01/36	15,068	15,629
FHLMC	1.500%	04/01/36	4,612,813	4,138,870
FHLMC	5.500%	06/01/36	22,307	23,138
FHLMC	6.000%	06/01/36	19,170	19,932
FHLMC	5.500%	12/01/36	18,163	18,822
FHLMC	2.000%	02/01/37	3,736,786	3,417,407
FHLMC	6.000%	08/01/37	8,416	8,878
FHLMC	5.000%	03/01/38	93,793	96,552
FHLMC	0.000%	11/15/38	4,331,000	2,343,454
FHLMC	4.500%	06/01/39	100,876	102,140
FHLMC	5.000%	06/01/39	148,312	152,956
FHLMC	4.500%	07/01/39	96,356	97,564
FHLMC	4.500%	11/01/39	87,316	88,411
FHLMC	4.500%	09/01/40	132,643	134,150
FHLMC	4.500%	05/01/41	261,583	264,866
FHLMC	4.500%	07/01/41	297,889	301,622
FHLMC	5.000%	09/01/41	121,427	125,233
FHLMC	3.500%	10/01/41	145,281	139,232
FHLMC	4.000%	10/01/41	160,945	159,178
FHLMC	3.500%	02/01/42	260,854	249,885
FHLMC	4.000%	02/01/42	68,510	67,815
FHLMC	3.500%	06/01/42	300,121	287,251
FHLMC	3.500%	06/01/42	302,224	289,327
FHLMC	3.500%	08/01/42	350,947	335,680
FHLMC	3.000%	11/01/42	686,278	637,151
FHLMC	3.000%	01/01/43	384,321	356,808

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 54.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 21.6% (Continued)
FHLMC	3.000%	05/01/43	$509,802	$473,299
FHLMC	3.500%	10/01/44	296,101	281,351
FHLMC	3.500%	11/01/44	267,795	254,316
FHLMC	3.500%	04/01/45	335,788	317,637
FHLMC	3.000%	05/01/46	577,064	530,043
FHLMC	3.000%	12/01/46	1,432,631	1,316,343
FHLMC	3.500%	03/01/48	1,590,017	1,508,217
FHLMC	3.500%	03/01/49	437,703	413,492
FHLMC	3.500%	07/01/49	706,452	665,422
FHLMC	3.000%	09/01/49	824,999	750,997
FHLMC	3.000%	07/01/50	2,044,428	1,854,089
FHLMC	2.000%	08/01/50	2,924,115	2,438,533
FHLMC	2.050%	08/19/50	2,500,000	1,509,168
FHLMC	2.000%	01/01/51	7,213,821	6,011,410
FHLMC	2.500%	04/01/51	7,047,092	6,123,815
FHLMC	2.500%	09/01/51	2,798,182	2,431,435
FHLMC	2.000%	01/01/52	5,356,571	4,428,769
FHLMC	2.500%	02/01/52	5,903,006	5,112,760
FHLMC	2.000%	04/01/52	4,414,484	3,652,077
FHLMC	3.000%	04/01/52	5,157,323	4,637,026
FHLMC	2.500%	05/01/52	6,179,303	5,344,124
FHLMC	3.000%	05/01/52	8,757,565	7,861,905
FHLMC	3.000%	07/01/52	5,409,968	4,859,995
FHLMC	4.000%	07/01/52	5,266,166	5,063,579
FHLMC	4.000%	08/01/52	5,358,027	5,148,443
FHLMC	3.500%	09/01/52	11,716,225	10,917,740
FHLMC	4.000%	10/01/52	10,778,059	10,356,412
FHLMC	5.500%	05/01/53	6,287,751	6,362,196
				214,522,131
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.8%
FNMA	3.080%	12/01/24	2,017,706	2,004,945
FNMA	5.000%	04/01/25	1,995	1,994
FNMA	5.000%	07/01/25	2,310	2,309
FNMA	3.500%	10/01/25	5,656	5,608
FNMA	5.000%	10/01/25	4,305	4,302

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 54.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.8% (Continued)
FNMA	5.500%	11/01/25	$5	$5
FNMA	0.500%	11/07/25	6,934,000	6,672,361
FNMA	4.000%	03/01/26	34,074	33,853
FNMA	2.910%	04/01/26	3,000,000	2,934,134
FNMA	2.125%	04/24/26	2,000,000	1,951,333
FNMA	2.500%	09/01/27	126,318	123,448
FNMA	0.750%	10/08/27	8,000,000	7,356,656
FNMA	2.500%	11/01/27	216,396	211,297
FNMA	2.500%	01/01/28	139,663	136,313
FNMA (c)	3.413%	06/25/28	1,803,385	1,766,514
FNMA	3.661%	09/25/28	3,350,612	3,299,341
FNMA	2.530%	05/01/29	3,949,068	3,690,942
FNMA	2.522%	08/27/29	5,324,867	4,977,329
FNMA	1.470%	11/01/29	2,599,000	2,291,939
FNMA	0.875%	08/05/30	24,000,000	20,446,432
FNMA	6.625%	11/15/30	12,750,000	14,754,001
FNMA (c)	1.518%	11/25/30	3,000,000	2,571,445
FNMA (c)	1.429%	12/25/30	5,000,000	4,275,567
FNMA	1.287%	01/25/31	3,000,000	2,529,567
FNMA	1.410%	02/01/31	3,000,000	2,549,410
FNMA	1.421%	03/25/31	1,000,000	847,145
FNMA	2.000%	01/01/32	854,258	807,973
FNMA	3.000%	12/01/32	370,665	355,876
FNMA	4.651%	04/25/33	2,000,000	2,038,696
FNMA	6.000%	10/01/33	11,485	11,902
FNMA	5.500%	02/01/34	15,886	16,382
FNMA (H15T1Y + 211.70) (c)	6.850%	05/01/34	16,960	17,289
FNMA	6.000%	11/01/34	39,923	41,734
FNMA	5.500%	01/01/35	24,020	25,242
FNMA	2.500%	02/01/35	917,078	865,642
FNMA	5.000%	10/01/35	35,948	36,867
FNMA	5.500%	10/01/35	44,453	46,061
FNMA	6.000%	10/01/35	21,756	22,725
FNMA	5.500%	06/01/36	9,817	10,167
FNMA	6.000%	06/01/36	11,524	12,145

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 54.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.8% (Continued)
FNMA	5.500%	11/01/36	$15,005	$15,494
FNMA (RFUCCT1Y + 156.50) (c)	6.065%	05/01/37	1,889	1,880
FNMA	5.625%	07/15/37	14,250,000	16,440,899
FNMA	4.500%	09/01/40	79,201	80,107
FNMA	4.500%	10/01/40	80,694	81,617
FNMA	4.000%	12/01/40	204,396	202,101
FNMA	4.000%	01/01/41	148,148	146,485
FNMA	3.500%	02/01/41	217,135	207,870
FNMA	4.000%	10/01/41	110,020	108,784
FNMA	4.000%	11/01/41	128,865	127,418
FNMA	4.000%	12/01/41	219,625	216,706
FNMA	4.000%	12/01/41	154,533	152,797
FNMA	4.000%	01/01/42	487,638	484,608
FNMA	3.500%	05/01/42	254,318	243,195
FNMA	3.000%	06/01/42	477,975	443,661
FNMA	3.000%	08/01/42	383,705	356,348
FNMA	3.000%	08/01/42	361,699	335,760
FNMA	3.500%	12/01/42	511,740	489,146
FNMA	3.000%	06/01/43	437,840	406,053
FNMA	4.000%	12/01/44	589,171	581,021
FNMA	3.500%	05/01/45	664,219	631,411
FNMA	3.000%	04/01/46	565,240	520,009
FNMA	3.500%	11/01/46	956,026	902,971
FNMA	4.000%	10/01/48	432,488	420,670
FNMA	4.000%	11/01/48	1,160,395	1,129,081
FNMA	3.500%	05/01/49	355,941	336,759
FNMA	4.000%	06/01/49	543,609	522,034
FNMA	3.500%	08/01/49	1,453,602	1,371,571
FNMA	3.000%	09/01/49	789,196	721,121
FNMA	3.000%	06/01/50	1,634,866	1,492,027
FNMA	2.500%	07/01/50	2,689,150	2,347,594
FNMA	2.500%	08/01/50	1,904,291	1,653,688
FNMA	3.000%	08/01/50	2,883,364	2,629,866
FNMA	2.000%	11/01/50	4,851,333	4,035,887
FNMA	2.000%	01/01/51	8,681,348	7,233,532

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 54.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.8% (Continued)
FNMA	2.000%	02/01/51	$5,140,089	$4,268,487
FNMA	2.500%	04/01/51	14,465,262	12,582,941
FNMA	2.000%	08/01/51	12,219,617	10,130,425
FNMA	2.000%	11/01/51	5,059,457	4,196,307
FNMA	2.500%	12/01/51	8,059,179	6,999,378
FNMA	2.500%	05/01/52	5,295,466	4,578,490
FNMA	3.500%	05/01/52	7,245,915	6,751,277
FNMA	3.500%	05/01/52	5,135,877	4,782,721
FNMA	3.000%	07/01/52	4,487,871	4,032,091
FNMA	4.500%	07/01/52	4,294,593	4,226,977
FNMA	4.500%	08/01/52	6,039,428	5,942,548
FNMA	3.500%	09/01/52	4,525,785	4,219,469
FNMA	4.500%	10/01/52	6,994,390	6,878,730
FNMA	5.000%	04/01/53	9,921,110	9,922,444
FNMA	5.000%	06/01/53	3,826,940	3,826,568
FNMA	5.000%	10/01/53	6,643,463	6,639,738
				236,795,653
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.0% (d)
GNMA	7.000%	12/20/30	5,820	5,962
GNMA	7.000%	10/20/31	4,260	4,546
GNMA	7.000%	03/20/32	19,473	20,234
GNMA (H15T1Y + 150.00) (c)	4.625%	01/20/34	12,345	12,406
GNMA	5.500%	10/20/38	4,732	4,717
GNMA	6.500%	11/20/38	2,967	3,054
				50,919
SMALL BUSINESS ADMINISTRATION - 0.0% (d)
SBA (Prime - 2.65) (c)	5.850%	02/25/32	4,353	4,335

UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT - 0.1%
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	1,450,000	1,432,287

TOTAL U.S. GOVERNMENT AGENCIES (COST $551,498,563)				$537,377,883

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

ASSET BACKED SECURITIES - 5.8%	Coupon	Maturity	Principal Amount	Fair Value
Ahold Finance U.S.A., LLC	8.620%	01/02/25	$1,999	$2,011
Aligned Data Centers Issuer, LLC (a)	6.000%	08/17/48	1,510,000	1,538,910
American Tower Trust I (a)	3.652%	03/23/28	2,000,000	1,942,896
Beacon Container Finance II, LLC (a)	2.250%	10/22/46	1,760,208	1,616,965
CLI Funding, LLC (a)	2.720%	01/18/47	1,046,589	952,643
CyrusOne Data Centers Issuer I, LLC (a)	4.500%	05/20/49	2,525,000	2,459,908
DB Master Finance, LLC (a)	2.493%	11/20/51	1,969,313	1,805,237
Domino's Pizza Master Issuer, LLC (a)	4.474%	10/25/45	2,086,875	2,076,477
Duke Energy Florida Project Finance, LLC	3.112%	09/01/36	1,500,000	1,308,727
Duke Energy Progress NC Storm Funding, LLC	2.799%	07/01/41	2,000,000	1,594,069
Duke Energy Progress SC Storm Funding, LLC	5.404%	03/01/44	665,000	707,176
Golden Credit Card Trust (a)	1.140%	08/15/28	1,000,000	944,990
GoodLeap Sustainable Home Solutions Trust (a)	6.250%	06/20/57	1,673,059	1,722,317
Iowa Student Loan Liquidity Corp. Rev.	1.730%	08/25/70	862,387	760,333
Mosaic Solar Loans, LLC (a)	2.100%	04/20/46	703,880	626,734
Mosaic Solar Loans, LLC (a)	2.100%	04/22/47	720,512	607,518
PG&E Energy Recovery Funding, LLC	2.822%	07/15/46	1,000,000	751,085
PG&E Energy Recovery Funding, LLC	5.536%	07/15/47	1,500,000	1,587,939
PG&E Wildfire Recovery Funding, LLC	4.674%	12/01/51	2,400,000	2,283,379
PNM Energy Transition Bond Co. I, LLC	6.028%	08/15/48	500,000	557,540
SBA Tower Trust (a)	2.836%	01/15/50	2,032,000	2,020,432
SBA Tower Trust (a)	6.599%	11/15/52	880,000	915,792
SolarCity LMC, Series I, LLC (a)(e)	4.800%	12/20/26	163,464	162,217
Sunrun Artemis Issuer, LLC (a)	6.250%	07/30/59	2,476,711	2,513,975
SWTCH Energy, Inc. (a)	6.280%	03/25/54	600,000	619,415
Texas Electric Market Stabilization Funding N, LLC (a)	4.966%	02/01/44	4,195,000	4,324,828
Texas Electric Market Stabilization Funding N, LLC	5.057%	08/01/46	4,730,000	4,734,362
Textainer Marine Containers VII Ltd. (a)	1.680%	02/20/46	1,070,000	973,719
TIF Funding II, LLC (a)	1.650%	02/20/46	353,750	317,294
Toyota Auto Receivables Owner Trust	0.260%	11/17/25	179,859	179,209
Toyota Auto Receivables Owner Trust	5.300%	05/15/26	844,000	851,027
Tribute Rail, LLC (a)	4.760%	05/17/52	1,810,084	1,800,209
Trinity Rail Leasing, L.P. (a)	5.780%	05/19/54	2,968,135	3,031,470
Triton Container Finance VIII, LLC (a)	1.860%	03/20/46	1,229,375	1,110,983
Triton International Finance Funding III, LLC (a)	5.480%	05/22/34	1,443,750	1,468,243

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

ASSET BACKED SECURITIES - 5.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
Triumph Rail, LLC (a)	2.150%	06/19/51	$1,741,866	$1,628,585
USQ Rail III, LLC (a)	4.990%	09/28/54	740,000	739,766
Vantage Data Centers Issuer, LLC (a)	2.165%	10/15/46	2,300,000	2,185,041
Wendy's Funding, LLC (a)	3.783%	06/15/49	669,326	656,425
Wendy's Funding, LLC (a)	4.236%	03/15/52	1,221,875	1,186,400
TOTAL ASSET BACKED SECURITIES (COST $57,263,420)				$57,266,246

MONEY MARKET FUNDS - 2.5%	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.82% (f) (COST $24,965,053)	24,965,053	$24,965,053

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 1.7%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.95% (f)(g) (COST $17,094,650)	17,094,650	$17,094,650

INVESTMENT COMPANIES - 0.3%	Shares	Fair Value
Impax High Yield Bond Fund - Institutional Class (COST $4,199,236)	530,984	$3,244,311

TOTAL INVESTMENTS - (COST $1,047,645,049) - 101.5%		$1,009,212,264

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5%)		(14,648,663)

NET ASSETS - 100.0%		$994,563,601

(a)	144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At September 30, 2024, these securities were valued at $102,115,571 or 10.3% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $16,685,516.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 3.000%, 12/15/24	12/12/19	$400,000	$397,128	0.0	%(d)
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	1,400,000	1,373,553	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	650,000	632,185	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	1,200,000	1,159,232	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	450,000	448,594	0.0	%(d)
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	1,800,000	1,790,085	0.2%
Calvert Impact Climate, Inc., 5.500%, 12/15/53	10/13/23	1,000,000	993,832	0.1%
Capital Impact Partners Investment, 5.750%, 06/15/24	06/20/23	1,800,000	1,814,703	0.2%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	500,000	508,984	0.1%
SolarCity LMC, Series I, LLC	11/13/13	163,443	162,217	0.0	%(d)
		$9,363,443	$9,280,513	0.9%

(f)	The rate shown is the 7-day effective yield as of September 30, 2024.
(g)	The security was purchased with cash collateral received from securities on loan.

GMTN - Global Medium-Term Note

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year plc - Public Liability Company

RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks

SOFR - Secured Overnight Financing Rate

Schedule of Portfolio Investments

Praxis International Index Fund

September 30, 2024 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Fair Value
AUSTRALIA - 4.6%
ANZ Group Holdings Ltd.	40,646	$856,593
BlueScope Steel Ltd.	21,201	325,425
Brambles Ltd.	133,068	1,750,871
Commonwealth Bank of Australia	23,439	2,194,155
Computershare Ltd.	20,272	354,196
CSL Ltd. - ADR	7,282	719,389
CSL Ltd.	3,640	720,500
Dexus	132,583	694,862
Goodman Group	44,189	1,130,161
GPT Group (The)	157,395	541,953
Mirvac Group	92,910	138,116
National Australia Bank Ltd.	36,653	946,546
QBE Insurance Group Ltd.	18,867	215,764
Scentre Group	526,498	1,328,713
SEEK Ltd.	39,173	673,062
Sonic Healthcare Ltd.	11,426	215,121
Stockland	177,423	642,810
Transurban Group	266,798	2,422,082
Vicinity Centres	397,679	607,668
Washington H. Soul Pattinson & Co. Ltd.	26,493	636,543
Wesfarmers Ltd.	32,429	1,579,184
Woodside Energy Group Ltd.	113,804	1,982,895
Woolworths Group Ltd.	27,413	631,164
		21,307,773
AUSTRIA - 0.2%
Erste Group Bank AG	3,804	208,604
Verbund AG	6,899	572,292
		780,896
BELGIUM - 0.6%
Elia Group S.A./N.V.	1,707	195,200
KBC Group N.V.	13,232	1,052,254
UCB S.A.	9,252	1,668,883
		2,916,337
BERMUDA - 0.5%
Credicorp Ltd.	9,750	1,764,457

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
BERMUDA - 0.5% (Continued)
Orient Overseas International Ltd.	22,500	$319,543
		2,084,000
BRAZIL - 1.6%
Banco Bradesco S.A. - ADR	42,050	111,853
Banco do Brasil S.A. - ADR	196,076	980,380
Banco Santander Brasil S.A. - ADR	119,088	626,403
Cia Energética de Minas Gerais - ADR	169,352	348,865
Cia Paranaense de Energia ADS - ADR (b)	5,909	43,963
Cia Siderurgica Nacional S.A. - ADR	126,765	302,968
Sendas Distribuidora S.A. - ADR (a)(b)	25,002	172,014
Suzano S.A. - ADR (b)	98,543	985,430
Telefónica Brasil S.A. - ADR	228,675	2,348,492
TIM S.A. - ADR	77,639	1,336,944
		7,257,312
CANADA - 7.8%
Bank of Montreal (b)	17,350	1,564,970
Bank of Nova Scotia (The) (b)	10,199	555,743
BCE, Inc.	2,847	99,076
Cameco Corp.	22,409	1,070,254
Canadian Imperial Bank of Commerce	25,453	1,561,287
Canadian National Railway Co. (b)	15,841	1,855,773
Canadian Natural Resources Ltd.	108,552	3,605,012
Canadian Pacific Kansas City Ltd.	17,465	1,493,956
CGI, Inc. (a)	8,100	931,176
FirstService Corp.	1,607	293,213
Franco-Nevada Corp.	14,197	1,763,977
GFL Environmental, Inc.	3,517	140,258
Gildan Activewear, Inc.	18,362	865,034
Manulife Financial Corp.	75,463	2,229,932
Methanex Corp.	5,667	234,274
Nutrien Ltd.	17,477	839,945
RB Global, Inc.	6,407	515,699
Restaurant Brands International, Inc. (b)	11,589	835,799
Royal Bank of Canada	26,330	3,284,141
Shopify, Inc. - Class A (a)	16,669	1,335,854
Sun Life Financial, Inc.	33,369	1,936,069

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
CANADA - 7.8% (Continued)
Teck Resources Ltd. - Class B	34,502	$1,802,384
Thomson Reuters Corp.	19,692	3,359,455
Toronto-Dominion Bank (The) (b)	23,372	1,478,513
West Fraser Timber Co. Ltd.	2,364	230,159
Wheaton Precious Metals Corp.	35,850	2,189,718
		36,071,671
CAYMAN ISLANDS - 4.0%
Alibaba Group Holding Ltd. - ADR	31,660	3,359,759
Autohome, Inc. - ADR	14,381	469,108
Baidu, Inc. - ADR (a)(b)	6,169	649,534
China Literature Ltd. (a)	77,200	321,766
China Mengniu Dairy Co. Ltd.	113,000	271,830
CK Asset Holdings Ltd.	90,000	395,955
Genscript Biotech Corp. (a)	112,000	200,844
H World Group Ltd. - ADR	2,511	93,409
Hengan International Group Co. Ltd.	45,500	156,864
Li Auto, Inc. - ADR (a)(b)	21,885	561,350
Meituan - ADR (a)(b)	41,086	1,746,155
NetEase, Inc. - ADR	8,958	837,663
NIO, Inc. - ADR (a)(b)	12,139	81,088
Tencent Holdings Ltd. - ADR (b)	114,280	6,331,112
Trip.com Group Ltd. - ADR (a)	19,946	1,185,391
Vipshop Holdings Ltd. - ADR	26,401	415,288
WuXi Biologics Cayman, Inc. (a)	330,000	742,898
XPeng, Inc. - ADR (a)(b)	27,625	336,472
ZTO Express Cayman, Inc. - ADR	14,358	355,648
		18,512,134
CHILE - 0.2%
Banco de Chile - ADR (b)	18,637	471,703
Enel Chile S.A. - ADR	52,052	145,225
Sociedad Quimica y Minera de Chile S.A. - ADR (b)	12,081	503,536
		1,120,464
CHINA - 2.8%
Agricultural Bank of China Ltd. - H Shares	2,786,000	1,311,715
ANTA Sports Products Ltd.	54,600	663,394
Bank of China Ltd. - H Shares	3,583,000	1,691,571

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
CHINA - 2.8% (Continued)
Bank of Communications Co Ltd - H Shares	100,000	$76,670
BYD Co. Ltd. - ADR	6,004	426,044
BYD Co. Ltd. - H Shares	17,500	638,892
China CITIC Bank Corp. Ltd. - H Shares	1,185,000	756,097
China Merchants Bank Co. Ltd. - H Shares	83,000	411,604
China Minsheng Banking Corp. Ltd. - H Shares	1,287,000	524,826
COSCO SHIPPING Holdings Co. Ltd. - H Shares	353,000	592,147
Haitian International Holdings Ltd.	195,000	627,122
Industrial & Commercial Bank of China Ltd. - H Shares	1,755,000	1,047,544
Jiangsu Expressway Co. Ltd. - H Shares	1,350,000	1,366,740
PICC Property & Casualty Co. Ltd. - H Shares	294,000	435,689
Ping An Insurance Group Co. of China Ltd. - ADR (b)	20,694	258,468
Ping An Insurance Group Co. of China Ltd. - H Shares	131,818	850,399
Postal Savings Bank of China Co. Ltd. - H Shares	615,000	367,879
Sinopharm Group Co. Ltd. - H Shares	427,200	1,143,067
		13,189,868
COLOMBIA - 0.3%
Bancolombia S.A. - ADR	49,356	1,548,791

DENMARK - 2.5%
A.P. Moller-Maersk A/S - Series B	247	415,371
Coloplast A/S - Series B	6,611	863,925
DSV A/S	4,551	939,664
Genmab A/S (a)	932	225,492
Novo Nordisk A/S - ADR	59,796	7,119,910
Novonesis - B Shares	6,257	450,603
Orsted A/S	10,148	674,740
Pandora A/S	1,282	211,090
Vestas Wind Systems A/S (a)	27,271	602,175
		11,502,970
FINLAND - 0.8%
Neste OYJ	58,958	1,144,236
Nokia Corp. - ADR (b)	203,176	887,879
Nordea Bank Abp	57,215	673,863
Sampo OYJ - A Shares	6,620	308,850

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
FINLAND - 0.8% (Continued)
UPM-Kymmene OYJ	20,395	$682,861
		3,697,689
FRANCE - 6.3%
Acciona SA	1,377	195,488
Accor S.A.	4,739	205,791
Air Liquide S.A. - ADR	1,459	56,390
Air Liquide S.A.	15,513	2,992,743
Arkema S.A.	1,887	179,644
AXA S.A.	33,469	1,286,811
Bureau Veritas S.A.	16,518	547,719
Capgemini SE	3,941	851,082
Carrefour S.A.	14,028	239,137
Cie Generale des Etablissements Michelin SCA	35,631	1,446,505
Danone S.A. - ADR (b)	20,260	295,796
Danone S.A.	16,233	1,181,009
Dassault Systemes SE	8,424	334,202
Engie S.A.	4,950	85,513
EssilorLuxottica S.A.	6,450	1,526,857
Eurofins Scientific SE	9,975	631,976
Getlink SE	56,022	999,301
Henkel AG & Co. KGaA	3,209	272,806
Hermes International SCA	830	2,038,726
Kering S.A.	1,267	362,353
Kering-Unsponsored ADR - ADR	5,500	157,465
Klepierre S.A.	20,396	668,587
Legrand S.A.	15,771	1,813,990
L'Oreal S.A. - ADR (b)	21,745	1,951,831
L'Oreal S.A.	1,380	617,781
Publicis Groupe S.A.	12,555	1,372,788
Sartorius Sedim Biotech	1,603	335,111
Schneider Electric SE - ADR (b)	5,840	307,943
Schneider Electric SE	17,677	4,649,045
Societe Generale S.A.	12,929	321,749
Unibail-Rodamco-Westfield - CDI	45,646	201,987
Veolia Environnement S.A.	6,731	221,244
Vivendi SE - ADR	7,047	81,041

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
FRANCE - 6.3% (Continued)
Vivendi SE	46,775	$540,613
Wendel SE	4,438	453,634
		29,424,658
GERMANY - 4.2%
adidas AG - ADR	5,158	684,415
adidas AG	1,323	350,453
Allianz SE - ADR (b)	76,050	2,495,961
Allianz SE	5,268	1,730,386
BASF SE	12,374	655,212
Bayerische Motoren Werke AG - ADR	2	60
Bayerische Motoren Werke AG	4,180	368,525
Brenntag SE	11,274	840,811
Commerzbank AG	24,099	443,420
Continental AG	6,898	446,553
Covestro AG (a)	3,936	245,162
Deutsche Bank AG	7,201	124,264
Deutsche Boerse AG	7,444	1,746,410
Deutsche Post AG - ADR	9,971	444,507
Deutsche Post AG	10,161	452,895
Deutsche Telekom AG - ADR	30,009	883,165
Deutsche Telekom AG	25,629	753,089
Fresenius Medical Care AG & Co. KGaA	4,696	199,688
Hannover Rueck SE	1,159	330,498
Mercedes-Benz Group AG	19,758	1,276,867
Merck KGaA	4,693	825,625
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	18,890	1,040,839
Muenchener Rueckversicherungs-Gesellschaft AG	1,968	1,083,156
RWE AG	4,180	152,102
Sartorius AG	894	251,049
Siemens AG	4,327	873,687
Telefonica Deutschland Holding AG	124,863	297,525
Vonovia SE	20,203	736,270
		19,732,594
HONG KONG - 2.1%
AAC Technologies Holdings, Inc.	92,000	377,534
AIA Group Ltd. - ADR	37,299	1,312,552

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
HONG KONG - 2.1% (Continued)
AIA Group Ltd.	57,569	$515,807
BYD Electronic International Co. Ltd.	86,500	362,197
China Merchants Port Holdings Co. Ltd.	892,000	1,420,570
CLP Holdings Ltd.	23,500	208,137
Geely Automobile Holdings Ltd.	541,000	847,660
Guangdong Investment Ltd.	350,000	235,476
Hong Kong Exchanges & Clearing Ltd.	14,978	628,514
Kingsoft Corp. Ltd.	61,000	231,881
Lenovo Group Ltd.	754,000	1,028,145
Link REIT	54,400	274,673
Sino Land Co. Ltd.	218,000	239,212
Sun Hung Kai Properties Ltd.	120,500	1,326,125
Techtronic Industries Co. Ltd.	24,500	372,214
Want Want China Holdings Ltd.	174,000	119,527
Wharf Holdings Ltd. (The)	33,000	94,242
		9,594,466
INDIA - 5.7%
HDFC Bank Ltd. - ADR	106,480	6,661,389
ICICI Bank Ltd. - ADR	245,727	7,334,951
Infosys Ltd. - ADR (b)	297,782	6,631,605
Wipro Ltd. - ADR (b)	922,859	5,980,126
		26,608,071
INDONESIA - 0.6%
Bank Mandiri Persero Tbk PT - ADR (b)	87,101	1,585,238
Bank Rakyat Indonesia ADR - ADR	2,184	35,599
Telkom Indonesia Persero Tbk PT - ADR	69,227	1,369,310
		2,990,147
IRELAND - 0.5%
AIB Group plc	100,681	576,777
CRH plc	11,121	1,031,362
Smurfit WestRock plc	17,885	883,877
		2,492,016
ISRAEL - 0.5%
Check Point Software Technologies Ltd. (a)	2,999	578,237
CyberArk Software Ltd. (a)	2,342	682,951
ICL Group Ltd. (b)	148,461	630,959

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
ISRAEL - 0.5% (Continued)
Nice Ltd. - ADR (a)(b)	1,907	$331,189
		2,223,336
ITALY - 2.2%
Assicurazioni Generali S.p.A.	24,438	706,120
Enel S.p.A.	63,194	504,862
Intesa Sanpaolo S.p.A. - ADR	1	26
Intesa Sanpaolo S.p.A.	452,244	1,932,398
Mediobanca Banca di Credito Finanziario S.p.A.	49,451	843,822
Moncler S.p.A.	10,592	672,482
Poste Italiane S.p.A.	58,944	826,305
Prysmian S.p.A.	4,099	297,578
Snam S.p.A.	135,488	689,584
Terna - Rete Elettrica Nazionale S.p.A.	199,413	1,795,849
UniCredit S.p.A.	49,517	2,170,401
		10,439,427
JAPAN - 15.3%
Advantest Corp.	19,200	900,520
Aeon Co. Ltd.	19,800	537,138
AGC, Inc.	7,700	248,961
Asics Corp.	6,700	139,897
Astellas Pharma, Inc. - ADR	21,248	243,290
Astellas Pharma, Inc.	44,500	509,943
Bandai Namco Holdings, Inc.	12,400	282,640
Bridgestone Corp.	46,456	1,777,756
Brothers Industries Ltd.	29,100	562,867
Canon, Inc.	22,800	746,066
Chiba Bank Ltd. (The)	28,700	230,139
Chugai Pharmaceutical Co. Ltd.	13,500	651,118
Dai Nippon Printing Co. Ltd.	122,636	2,177,541
Dai-ichi Life Holdings, Inc.	16,346	418,758
Daiichi Sankyo Co. Ltd.	41,430	1,357,411
Daiwa House Industry Co. Ltd.	61,100	1,915,154
Daiwa Securities Group, Inc.	81,800	571,988
Denso Corp.	42,000	621,124
Dentsu Group, Inc.	3,400	104,253
Disco Corp.	1,200	313,014

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
JAPAN - 15.3% (Continued)
ENEOS Holdings, Inc.	189,700	$1,027,792
Fast Retailing Co. Ltd.	4,200	1,385,730
FUJIFILM Holdings Corp. - ADR (b)	39,704	510,593
FUJIFILM Holdings Corp.	5,600	143,697
Fujitsu Ltd.	48,680	994,261
Hitachi Construction Machinery Co. Ltd.	17,900	432,290
Honda Motor Co. Ltd.	23,400	245,437
Hoya Corp. - ADR (b)	1,273	176,183
Hoya Corp.	6,861	944,476
Ibiden Co. Ltd.	5,600	172,413
Inpex Corp.	99,800	1,345,712
Japan Exchange Group, Inc.	26,000	335,662
Japan Post Bank Co. Ltd.	26,000	242,046
Kao Corp.	23,800	1,177,208
KDDI Corp. - ADR (b)	43,814	697,519
Keyence Corp.	3,600	1,712,270
Kubota Corp.	47,900	676,882
Kyowa Kirin Co. Ltd.	3,100	54,505
Mitsubishi Corp.	89,300	1,834,463
Mitsubishi Estate Co. Ltd.	18,900	296,995
Mitsubishi UFJ Financial Group, Inc. - ADR (b)	5,599	56,998
Mitsubishi UFJ Financial Group, Inc.	275,109	2,782,195
Mitsui Fudosan Co. Ltd.	60,900	566,945
Mitsui OSK Lines Ltd.	17,900	613,501
MS&AD Insurance Group Holdings, Inc.	31,500	729,831
Murata Manufacturing Co. Ltd.	38,700	755,690
Nidec Corp. - ADR	23,780	249,690
Nidec Corp.	1,000	20,915
Nintendo Co. Ltd. - ADR	96,172	1,281,011
Nintendo Co. Ltd.	3,000	159,388
Nippon Prologis REIT, Inc.	231	395,701
Nippon Yusen KK	14,300	519,367
Nitori Holdings Co. Ltd.	1,800	272,959
Nomura Real Estate Holdings, Inc.	12,900	343,850
Nomura Real Estate Master Fund, Inc.	271	269,444
Nomura Research Institute Ltd.	10,900	401,948

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
JAPAN - 15.3% (Continued)
NTT Data Group Corp.	13,700	$245,404
Omron Corp.	2,800	127,546
Ono Pharmaceutical Co. Ltd.	5,600	74,478
Oracle Corp. Japan	3,200	328,294
Oriental Land Co. Ltd.	9,600	247,005
ORIX Corp.	16,800	387,841
Otsuka Holdings Co. Ltd.	4,100	230,581
Pan Pacific International Holdings Corp.	21,300	547,598
PDD Holdings, Inc. - ADR (a)	8,211	1,106,925
Recruit Holdings Co. Ltd.	33,150	2,007,798
Resona Holdings, Inc.	85,600	594,152
Ricoh Co. Ltd.	47,600	510,858
Seiko Epson Corp.	68,100	1,250,652
Sekisui House Ltd. - ADR (b)	21,690	609,836
Sekisui House Ltd.	17,600	486,640
Seven & i Holdings Co. Ltd.	66,900	999,369
Shimadzu Corp.	17,000	564,676
Shimano, Inc.	2,084	393,963
Shin-Etsu Chemical Co. Ltd.	17,000	706,968
Shiseido Co. Ltd. - ADR	2,703	73,630
Shiseido Co. Ltd.	2,100	56,619
SoftBank Corp.	859,050	1,118,902
SoftBank Group Corp. - ADR	4,622	136,395
SoftBank Group Corp.	12,400	727,047
Sompo Holdings, Inc.	12,900	287,305
Sony Group Corp. - ADR	20,338	1,964,041
Sony Group Corp.	10,000	193,251
Sumito Electric Industries Ltd.	11,200	178,880
Sumitomo Corp.	45,254	1,005,679
Sumitomo Mitsui Financial Group, Inc. - ADR (b)	88,295	1,115,166
Sumitomo Mitsui Financial Group, Inc.	39,600	838,977
Sumitomo Mitsui Trust Holdings, Inc.	39,200	924,872
Takeda Pharmaceutical Co. Ltd.	27,400	782,203
TDK Corp.	58,500	742,011
Terumo Corp.	21,944	412,237
Toho Co. Ltd.	5,400	218,405

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
JAPAN - 15.3% (Continued)
Tokio Marine Holdings, Inc.	53,500	$1,947,180
Tokyo Electron Ltd.	5,900	1,038,170
TOPPAN Holdings, Inc.	30,400	897,670
Toray Industries, Inc.	104,200	611,316
Toyota Motor Corp. - ADR	15,759	2,814,085
USS Co. Ltd.	90,440	853,587
Yamaha Corp.	86,700	744,091
Yamaha Motor Co. Ltd.	122,500	1,090,972
Yokogawa Electric Corp.	36,800	935,843
		71,264,263
JERSEY - 0.3%
Experian plc - ADR	8,706	458,632
Experian plc	2,439	128,187
WPP plc	61,040	622,845
		1,209,664
MEXICO - 0.9%
Cemex S.A.B. de C.V. - ADR	9,340	56,974
Fomento Economico Mexicano S.A.B. de C.V. - ADR	12,776	1,261,119
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	2,661	463,067
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	3,153	891,542
Grupo Financiero Banorte S.A.B. de C.V. - ADR	4,439	157,048
Wal-Mart de Mexico S.A.B. de C.V. - ADR (b)	40,583	1,229,665
		4,059,415
NETHERLANDS - 2.3%
Adyen N.V. (a)	421	657,493
Akzo Nobel N.V. - ADR	2	47
Argenx SE - ADR (a)	1,526	827,214
ASML Holding N.V.	6,542	5,451,121
Koninklijke Ahold Delhaize N.V.	13,281	458,868
NN Group N.V.	4,831	240,878
Prosus N.V.	24,481	1,070,175
QIAGEN N.V.	15,235	694,259
Randstad N.V.	6,171	306,454
Stellantis N.V.	21,320	294,411
Stellantis NV (b)	13,270	186,444

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
NETHERLANDS - 2.3% (Continued)
Wolters Kluwer N.V.	3,337	$562,174
		10,749,538
NEW ZEALAND - 0.2%
Mercury NZ Ltd.	63,905	261,872
Meridian Energy Ltd.	145,000	547,205
		809,077
NORWAY - 0.8%
Aker BP ASA	28,079	601,928
DNB Bank ASA	30,272	620,825
Norsk Hydro ASA	285,243	1,850,642
Orkla ASA	12,516	117,962
SalMar ASA	3,946	206,988
Yara International ASA	16,632	526,613
		3,924,958
PORTUGAL - 0.6%
Galp Energia SGPS S.A.	118,111	2,209,403
Jeronimo Martins SGPS S.A.	22,400	439,969
		2,649,372
RUSSIA - 0.0% (c)
Mobile TeleSystems PJSC - ADR (a)(d)(e)	86,910	869

SINGAPORE - 1.1%
BOC Aviation Ltd.	135,400	1,119,971
CapitaLand Ascott Trust	10,433	7,915
CapitaLand Integrated Commercial Trust	522,925	862,597
CapitaLand Investment Ltd.	183,000	444,261
CDL Hospitality Trusts	28,826	22,878
City Developments Ltd.	201,600	847,066
DBS Group Holdings Ltd. - ADR	12,531	1,478,282
Venture Corp. Ltd.	19,600	214,119
		4,997,089
SOUTH AFRICA - 1.2%
FirstRand Ltd.	178,699	859,089
Gold Fields Ltd. - ADR (b)	5,070	77,824
Mr Price Group Ltd.	70,832	1,107,825
MTN Group Ltd.	49,082	260,874

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
SOUTH AFRICA - 1.2% (Continued)
Naspers Ltd. - Class N - ADR	30,055	$1,446,848
Standard Bank Group Ltd.	126,812	1,778,802
		5,531,262
SOUTH KOREA - 3.8%
Celltrion, Inc.	4,265	632,672
Hyundai Mobis Co. Ltd.	12,297	2,030,456
KB Financial Group, Inc. - ADR	15,444	953,667
KB Financial Group, Inc.	3,184	195,549
KT Corp. - ADR	39,515	607,741
LG Chem Ltd.	3,978	1,076,612
LG Display Co. Ltd. - ADR	1	4
NAVER Corp.	10,728	1,379,645
POSCO Holdings, Inc. - ADR (b)	15,718	1,100,103
POSCO Holdings, Inc.	458	133,863
Samsung Electronics Co. Ltd.	102,574	4,789,029
Shinhan Financial Group Co. Ltd. - ADR	17,537	743,043
Shinhan Financial Group Co. Ltd.	15,559	655,556
SK Hynix, Inc.	12,374	1,640,172
SK Telecom Co. Ltd. - ADR	19,765	469,814
Woori Financial Group, Inc. - ADR (b)	34,279	1,224,789
		17,632,715
SPAIN - 1.8%
Aena SME S.A.	5,525	1,215,611
Amadeus IT Group S.A.	7,348	531,157
Banco Bilbao Vizcaya Argentaria S.A. - ADR	24,792	268,745
Banco Bilbao Vizcaya Argentaria S.A.	17,790	192,301
Banco Santander S.A.	29,931	153,321
CaixaBank S.A.	173,802	1,038,051
Cellnex Telecom S.A.	6,529	264,839
EDP Renovaveis S.A.	11,715	204,925
Iberdrola S.A. - ADR	3,884	240,769
Iberdrola S.A.	87,067	1,346,577
Industria de Diseno Textil S.A.	39,262	2,323,107
Naturgy Energy Group S.A.	12,657	327,241
Telefónica S.A.	92,766	454,069
		8,560,713

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
SWEDEN - 1.6%
Atlas Copco AB - A Shares	58,602	$1,133,692
Atlas Copco AB - Class A - ADR	5,893	114,089
Boliden AB	39,793	1,349,978
Epiroc AB - Class A	14,553	314,570
Hexagon AB - B Shares	53,748	577,984
Industrivarden AB - A Shares	23,389	864,182
Investor AB - B Shares	61,117	1,881,102
L E Lundbergforetagen AB - B Shares	4,058	232,177
Securitas AB - B Shares	19,191	243,602
Svenska Cellulosa AB SCA - B Shares	16,418	239,203
Telefonaktiebolaget LM Ericsson - B Shares	76,365	576,944
		7,527,523
SWITZERLAND - 5.7%
ABB Ltd. - ADR	58,667	3,397,993
ABB Ltd.	5,783	334,762
Accelleron Industries AG (b)	1,953	100,892
Adecco Group AG	563	19,146
Alcon, Inc. (b)	5,312	531,572
Barry Callebaut AG	325	601,383
Coca-Cola HBC AG	25,196	897,415
Geberit AG	1,347	877,627
Givaudan S.A.	208	1,140,399
Holcim Ltd. (a)	8,532	832,331
Julius Baer Group Ltd.	9,346	562,107
Keuhne + Nagel International AG	921	251,172
Logitech International S.A. (b)	4,776	428,550
Lonza Group AG	1,847	1,166,733
Nestlé S.A. - ADR	36,634	3,687,945
Nestlé S.A.	2,929	294,042
Partners Group Holding AG	161	241,605
Roche Holding AG - ADR (b)	88,832	3,548,838
Roche Holding AG	455	145,484
Sika AG	1,660	549,410
Sonova Holding AG	1,135	407,436
Swiss Life Holding AG	1,691	1,410,665
Swiss Re AG	9,611	1,325,303

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
SWITZERLAND - 5.7% (Continued)
Swisscom AG	981	$640,438
UBS Group AG	39,428	1,214,101
UBS Group AG	6,351	196,309
Zurich Insurance Group AG - ADR (b)	53,580	1,616,509
Zurich Insurance Group AG	492	296,374
		26,716,541
TAIWAN - 6.4%
ASE Technology Holding Co. Ltd. - ADR	156,502	1,527,459
AUO Corp. - ADR	115,722	605,226
Chunghwa Telecom Co. Ltd. - ADR (b)	161,965	6,425,152
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	108,740	18,884,876
United Microelectronics Corp. - ADR (b)	279,695	2,355,032
		29,797,745
UNITED KINGDOM - 8.6%
3i Group plc	68,813	3,040,671
Anglo American plc	15,931	517,260
Antofagasta plc	39,339	1,058,753
Ashtead Group plc	11,037	853,801
AstraZeneca plc - ADR	49,298	3,840,807
Aviva plc	111,676	722,060
British Land Co. plc (The)	42,144	245,218
Bunzl plc	5,822	275,085
Burberry Group plc - ADR	34,676	324,220
Burberry Group plc	26,668	249,940
Coca-Cola Europacific Partners plc	26,855	2,114,831
Compass Group plc	35,682	1,142,091
GSK plc - ADR (b)	52,864	2,161,080
GSK plc	17,282	350,400
Haleon plc - ADR (b)	168,655	1,784,370
Halma plc	11,061	385,682
HSBC Holdings plc - ADR (b)	52,192	2,358,556
HSBC Holdings plc	27,340	244,578
Informa plc	116,498	1,277,514
InterContinental Hotels Group plc	1,592	173,174
J Sainsbury plc	86,209	340,479
Kingfisher plc	161,921	697,086

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
UNITED KINGDOM - 8.6% (Continued)
Legal & General Group plc	110,502	$334,335
Lloyds Banking Group plc	437,921	344,154
London Stock Exchange Group plc	7,929	1,083,420
Mondi plc	21,858	415,271
NatWest Group plc	148,065	680,788
PEARSON plc - ADR (b)	121,055	1,642,716
PEARSON plc	24,794	335,968
Reckitt Benckiser Group plc - ADR	50,860	629,138
Reckitt Benckiser Group plc	3,212	196,555
RELX plc - ADR (b)	25,844	1,226,556
RELX plc	71,603	3,359,248
Sage Group plc (The) - ADR	2,320	127,554
Sage Group plc (The)	14,027	192,134
Segro plc	49,056	573,233
Taylor Wimpey plc	108,822	239,046
Tesco plc - ADR	293	4,251
Tesco plc	36,315	174,159
Unilever plc - ADR	37,052	2,406,898
United Utilities Group plc - ADR	7,040	197,683
United Utilities Group plc	93,711	1,309,912
Vodafone Group Plc	172,474	173,039
Whitbread plc	5,438	227,859
		40,031,573

TOTAL COMMON STOCKS (COST $291,467,296)		$458,956,937

RIGHTS - 0.0% (c)	Shares	Fair Value
SINGAPORE - 0.0% (c)
CapitaLand Integrated Commercial Trust (a) (Cost $1,834)	29,283	$2,347

CORPORATE NOTES - 0.8%	Coupon	Maturity	Par Value	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Impact Capital, Inc. (d)	3.000%	12/15/24	$120,000	$119,138

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

CORPORATE NOTES - 0.8% (Continued)	Coupon	Maturity	Par Value	Fair Value
COMMUNITY DEVELOPMENT - 0.8% (Continued)
Calvert Impact Capital, Inc. (d)	2.500%	06/13/25	$500,000	$490,555
Calvert Impact Capital, Inc. (d)	2.500%	12/15/25	400,000	389,037
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	620,000	598,937
Calvert Impact Capital, Inc. (d)	5.000%	12/15/28	200,000	199,375
Calvert Impact Capital, Inc. (d)	5.000%	06/15/29	880,000	875,153
Capital Impact Partners Investment (d)	5.750%	06/15/25	880,000	887,188
Capital Impact Partners Investment (d)	5.000%	12/15/26	300,000	305,390
TOTAL CORPORATE NOTES (COST $3,900,000)				$3,864,773

MONEY MARKET FUNDS - 0.2%	Shares	Fair Value
First American Government Obligations Fund, Class X, 4.82% (f) (COST $681,674)	681,674	$681,674

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 11.2%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.95% (f)(g) (COST $52,134,987)	52,134,987	$52,134,987

TOTAL INVESTMENTS - (COST $348,185,791) - 110.8%		$515,640,718

LIABILITES IN EXCESS OF OTHER ASSETS - (10.8%)		(50,098,092)

NET ASSETS - 100.0%		$465,542,626

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $50,266,284.
(c)	Percentage rounds to less than 0.1%.

(d)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 3.000%, 12/15/24	12/12/19	$120,000	$119,138	0.0	%(c)
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	500,000	490,555	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	400,000	389,037	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	620,000	598,937	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	200,000	199,375	0.0	%(c)
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	880,000	875,153	0.2%
Capital Impact Partners Investment, 5.750%, 06/15/25	06/20/23	880,000	887,188	0.2%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	300,000	305,390	0.1%
Mobile TeleSystems PJSC - ADR	08/02/17	752,376	869	0.0	%(c)
		$4,652,376	$3,865,642	0.8%

(e)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total fair value of such securities was $869 as of September 30, 2024, representing 0.0%(c) of net assets.
(f)	The rate shown is the 7-day effective yield as of September 30, 2024.
(g)	The security was purchased with cash collateral received from securities on loan.

ADR - American Depositary Receipt

CDI - CHESS Depositary Interest

plc - Public Liability Company

REIT - Real Estate Investment Trust

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

September 30, 2024 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communications - 9.2%
Advertising & Marketing	0.5%
Entertainment Content	0.5%
Internet Media & Services	3.5%
Publishing & Broadcasting	0.7%
Telecommunications	4.0%
Consumer Discretionary - 9.4%
Apparel & Textile Products	1.2%
Automotive	3.4%
E-Commerce Discretionary	1.1%
Home Construction	0.9%
Leisure Facilities & Services	0.4%
Leisure Products	0.2%
Retail - Discretionary	2.1%
Wholesale - Discretionary	0.1%
Consumer Staples - 6.0%
Beverages	0.9%
Food	1.5%
Household Products	2.0%
Retail - Consumer Staples	1.2%
Wholesale - Consumer Staples	0.4%
Energy - 2.7%
Oil & Gas Producers	2.6%
Renewable Energy	0.1%
Financials - 23.6%
Asset Management	1.6%
Banking	15.0%
Institutional Financial Services	1.3%
Insurance	5.4%
Specialty Finance	0.3%
Health Care - 8.0%
Biotech & Pharma	5.8%
Health Care Facilities & Services	0.7%
Medical Equipment & Devices	1.5%

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

Common Stocks by Sector/Industry (Continued)	% of Net Assets
Industrials - 9.8%
Commercial Support Services	1.7%
Construction & Engineering	0.1%
Diversified Industrials	0.2%
Electrical Equipment	2.7%
Industrial Support Services	0.5%
Machinery	1.1%
Professional Services	0.1%
Transportation & Logistics	3.4%
Materials - 7.1%
Chemicals	2.5%
Construction Materials	0.6%
Containers & Packaging	0.7%
Forestry, Paper & Wood Products	0.4%
Metals & Mining	2.5%
Steel	0.4%
Real Estate - 3.4%
Real Estate Owners & Developers	1.5%
Real Estate Services *	0.0%
REITs	1.9%
Technology - 17.1%
Semiconductors	6.9%
Software	0.5%
Technology Hardware	4.0%
Technology Services	5.7%
Utilities - 2.3%
Electric & Gas Marketing & Trading	0.2%
Electric Utilities	1.4%
Gas & Water Utilities	0.6%
Utilities	0.1%
98.6%

*	Percentage rounds to less than 0.1%

Schedule of Portfolio Investments

Praxis Value Index Fund

September 30, 2024 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Fair Value
ADVERTISING & MARKETING - 0.3%
Interpublic Group of Cos., Inc. (The) (a)	12,630	$399,487
Omnicom Group, Inc. (a)	10,229	1,057,576
		1,457,063
APPAREL & TEXTILE PRODUCTS - 0.2%
NIKE, Inc. - Class B (a)	10,820	956,488

ASSET MANAGEMENT - 1.4%
Ameriprise Financial, Inc.	1,540	723,507
BlackRock, Inc.	4,002	3,799,939
Charles Schwab Corp. (The)	31,780	2,059,662
Raymond James Financial, Inc. (a)	3,370	412,690
T. Rowe Price Group, Inc. (a)	5,830	635,062
		7,630,860
AUTOMOTIVE - 0.4%
Aptiv plc (b)	7,050	507,671
BorgWarner, Inc.	14,870	539,632
Ford Motor Co.	109,943	1,160,998
		2,208,301
BANKING - 7.9%
Bank of America Corp.	204,460	8,112,973
Citigroup, Inc.	63,306	3,962,956
Citizens Financial Group, Inc.	12,820	526,517
Fifth Third Bancorp	30,060	1,287,770
Huntington Bancshares, Inc. (a)	48,680	715,596
JPMorgan Chase & Co.	83,705	17,650,036
KeyCorp	32,990	552,582
M&T Bank Corp. (a)	8,184	1,457,734
PNC Financial Services Group, Inc. (The)	13,561	2,506,751
Regions Financial Corp.	43,890	1,023,954
Truist Financial Corp.	70,530	3,016,568
U.S. Bancorp	13,787	630,480
		41,443,917
BEVERAGES - 1.8%
Coca-Cola Co. (The)	64,720	4,650,779
Keurig Dr Pepper, Inc.	16,470	617,296
PepsiCo, Inc.	23,989	4,079,329
		9,347,404

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
BIOTECH & PHARMA - 8.1%
AbbVie, Inc.	30,160	$5,955,997
Amgen, Inc.	15,040	4,846,038
Biogen, Inc. (b)	2,790	540,814
Bristol-Myers Squibb Co.	75,780	3,920,857
Gilead Sciences, Inc.	34,260	2,872,358
Johnson & Johnson	73,341	11,885,642
Merck & Co., Inc.	64,480	7,322,349
Moderna, Inc. (a)(b)	9,330	623,524
Regeneron Pharmaceuticals, Inc. (b)	1,920	2,018,381
Vertex Pharmaceuticals, Inc. (b)	1,070	497,636
Zoetis, Inc.	10,000	1,953,800
		42,437,396
CABLE & SATELLITE - 0.8%
Comcast Corp. - Class A	106,200	4,435,974

CHEMICALS - 3.8%
Air Products & Chemicals, Inc.	6,887	2,050,535
Dow, Inc.	14,230	777,385
DuPont de Nemours, Inc.	8,138	725,177
Ecolab, Inc.	3,050	778,757
FMC Corp. (a)	6,420	423,335
International Flavors & Fragrances, Inc.	6,622	694,846
Linde plc	15,566	7,422,803
LyondellBasell Industries N.V. - Class A	63,530	6,092,527
Mosaic Co. (The)	22,700	607,906
Sherwin-Williams Co. (The)	1,500	572,505
		20,145,776
COMMERCIAL SUPPORT SERVICES - 1.1%
Republic Services, Inc.	11,450	2,299,618
Rollins, Inc.	14,870	752,125
Waste Management, Inc.	12,790	2,655,204
		5,706,947
CONSTRUCTION MATERIALS - 0.1%
Vulcan Materials Co.	1,520	380,654

CONTAINERS & PACKAGING - 0.3%
Amcor plc	116,400	1,318,812

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
CONTAINERS & PACKAGING - 0.3% (Continued)
Smurfit WestRock plc	7,860	$388,441
		1,707,253
DIVERSIFIED INDUSTRIALS - 1.6%
Dover Corp.	7,683	1,473,138
Emerson Electric Co.	31,994	3,499,184
Illinois Tool Works, Inc.	12,695	3,326,979
		8,299,301
E-COMMERCE DISCRETIONARY - 0.2%
eBay, Inc.	12,910	840,570

ELECTRIC UTILITIES - 5.3%
AES Corp. (The)	22,334	448,020
Alliant Energy Corp.	9,970	605,079
Ameren Corp.	7,630	667,320
American Electric Power Co., Inc.	16,270	1,669,302
CenterPoint Energy, Inc.	19,510	573,984
CMS Energy Corp. (a)	6,230	440,025
Consolidated Edison, Inc.	25,911	2,698,112
DTE Energy Co.	7,370	946,382
Duke Energy Corp.	29,394	3,389,128
Edison International	16,627	1,448,045
Eversource Energy	14,030	954,742
Exelon Corp.	36,210	1,468,316
FirstEnergy Corp.	9,530	422,656
NextEra Energy, Inc.	57,830	4,888,370
PPL Corp.	22,540	745,623
Sempra	16,966	1,418,867
Southern Co. (The)	41,691	3,759,694
WEC Energy Group, Inc.	7,950	764,631
Xcel Energy, Inc.	9,744	636,283
		27,944,579
ELECTRICAL EQUIPMENT - 3.2%
Carrier Global Corp.	15,630	1,258,059
Generac Holdings, Inc. (b)	5,380	854,774
Johnson Controls International plc	45,737	3,549,649
Keysight Technologies, Inc. (b)	2,630	417,986
Otis Worldwide Corp.	20,480	2,128,691
Rockwell Automation, Inc.	6,040	1,621,498

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
ELECTRICAL EQUIPMENT - 3.2% (Continued)
TE Connectivity plc (b)	14,490	$2,187,845
Trane Technologies plc	10,350	4,023,356
Trimble, Inc. (b)	8,990	558,189
		16,600,047
ENGINEERING & CONSTRUCTION - 0.1%
Quanta Services, Inc. (a)	1,340	399,521

ENTERTAINMENT CONTENT - 1.2%
Electronic Arts, Inc.	3,150	451,836
Fox Corp. - Class B	26,390	1,023,932
Walt Disney Co. (The)	45,899	4,415,025
Warner Bros. Discovery, Inc. (b)	57,457	474,020
		6,364,813
FOOD - 1.3%
Conagra Brands, Inc.	16,070	522,596
General Mills, Inc.	17,730	1,309,361
Hormel Foods Corp.	12,110	383,887
J.M. Smucker Co. (The)	5,630	681,793
Kellanova	12,810	1,033,895
Kraft Heinz Co. (The)	26,230	920,935
McCormick & Co., Inc.	6,090	501,207
Mondelez International, Inc. - Class A	20,922	1,541,324
		6,894,998
GAS & WATER UTILITIES - 0.4%
American Water Works Co., Inc.	10,830	1,583,779
NiSource, Inc.	19,060	660,429
		2,244,208
HEALTH CARE FACILITIES & SERVICES - 3.2%
Cardinal Health, Inc.	10,090	1,115,147
Cencora, Inc.	6,580	1,481,027
CVS Health Corp.	43,164	2,714,152
Elevance Health, Inc.	7,690	3,998,800
Henry Schein, Inc. (b)	5,500	400,950
Humana, Inc. (a)	3,510	1,111,757
IQVIA Holdings, Inc. (b)	2,920	691,952
Labcorp Holdings, Inc.	2,110	471,543
McKesson Corp.	6,224	3,077,270

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
HEALTH CARE FACILITIES & SERVICES - 3.2% (Continued)
Quest Diagnostics, Inc.	11,780	$1,828,845
		16,891,443
HOME CONSTRUCTION - 0.1%
Masco Corp.	5,880	493,567

HOUSEHOLD PRODUCTS - 2.9%
Church & Dwight Co., Inc.	4,060	425,163
Clorox Co. (The)	4,350	708,659
Colgate-Palmolive Co.	9,540	990,347
Estée Lauder Cos., Inc. (The) - Class A	5,690	567,236
Kenvue, Inc.	20,430	472,546
Kimberly-Clark Corp.	8,810	1,253,487
Procter & Gamble Co. (The)	62,816	10,879,731
		15,297,169
INDUSTRIAL SUPPORT SERVICES - 0.3%
Fastenal Co.	9,800	699,916
W.W. Grainger, Inc.	870	903,765
		1,603,681
INSTITUTIONAL FINANCIAL SERVICES - 3.7%
Bank of New York Mellon Corp. (The)	38,024	2,732,405
CME Group, Inc.	11,190	2,469,073
Goldman Sachs Group, Inc. (The)	10,260	5,079,829
Intercontinental Exchange, Inc.	19,320	3,103,565
Morgan Stanley	35,881	3,740,235
Nasdaq, Inc.	7,520	549,035
Northern Trust Corp.	6,107	549,813
State Street Corp.	11,380	1,006,789
		19,230,744
INSURANCE - 6.0%
Aflac, Inc.	25,980	2,904,564
Allstate Corp. (The)	13,549	2,569,568
American International Group, Inc.	22,987	1,683,338
Arthur J. Gallagher & Co.	4,520	1,271,792
Assurant, Inc.	2,160	429,538
Berkley (W.R.) Corp.	14,737	836,030
Brown & Brown, Inc.	15,040	1,558,144
Chubb Ltd.	13,700	3,950,943
Cincinnati Financial Corp.	6,252	851,022

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
INSURANCE - 6.0% (Continued)
Everest Group Ltd.	2,840	$1,112,797
Hartford Financial Services Group, Inc. (The)	10,830	1,273,716
Loews Corp.	5,440	430,032
Marsh & McLennan Cos., Inc.	9,860	2,199,667
MetLife, Inc.	29,933	2,468,874
Principal Financial Group, Inc. (a)	4,520	388,268
Progressive Corp. (The)	15,160	3,847,002
Prudential Financial, Inc.	14,160	1,714,776
Travelers Cos., Inc. (The)	9,613	2,250,596
		31,740,667
INTERNET MEDIA & SERVICES - 0.2%
Airbnb, Inc. - Class A (b)	2,890	366,481
Alphabet, Inc. - Class C	3,320	555,071
		921,552
LEISURE FACILITIES & SERVICES - 1.6%
Hilton Worldwide Holdings, Inc.	3,170	730,685
McDonald's Corp.	13,880	4,226,599
Starbucks Corp.	16,870	1,644,656
Yum! Brands, Inc.	12,440	1,737,992
		8,339,932
LEISURE PRODUCTS - 0.1%
Hasbro, Inc.	8,300	600,256

MACHINERY - 1.0%
Deere & Co.	987	411,905
Ingersoll-Rand, Inc.	6,920	679,267
Nordson Corp.	2,610	685,464
Stanley Black & Decker, Inc.	7,150	787,430
Veralto Corp.	8,640	966,470
Xylem, Inc.	13,260	1,790,498
		5,321,034
MEDICAL EQUIPMENT & DEVICES - 7.1%
Abbott Laboratories	30,640	3,493,266
Agilent Technologies, Inc.	5,280	783,974
Align Technology, Inc. (b)	2,610	663,775
Baxter International, Inc.	36,912	1,401,549
Becton, Dickinson and Co.	4,910	1,183,801
Bio-Techne Corp.	7,100	567,503

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 7.1% (Continued)
Boston Scientific Corp. (b)	21,060	$1,764,828
Cooper Cos., Inc. (The) (b)	4,680	516,391
Danaher Corp.	24,190	6,725,304
DexCom, Inc. (b)	8,590	575,874
Edwards Lifesciences Corp. (b)	11,430	754,266
GE HealthCare Technologies, Inc.	8,650	811,802
Hologic, Inc. (b)	4,780	389,379
Intuitive Surgical, Inc. (b)	3,050	1,498,373
Medtronic plc	51,560	4,641,947
Mettler-Toledo International, Inc. (b)	1,160	1,739,652
ResMed, Inc.	2,370	578,564
Revvity, Inc. (a)	9,170	1,171,468
STERIS plc	3,150	764,001
Stryker Corp.	3,450	1,246,347
Thermo Fisher Scientific, Inc.	8,624	5,334,548
Zimmer Biomet Holdings, Inc.	5,900	636,905
		37,243,517
METALS & MINING - 0.2%
Newmont Corp.	16,070	858,942

OIL & GAS PRODUCERS - 3.0%
ConocoPhillips	53,697	5,653,220
Devon Energy Corp.	27,760	1,085,971
EOG Resources, Inc.	17,720	2,178,320
Marathon Oil Corp.	43,090	1,147,487
ONEOK, Inc.	10,150	924,969
Valero Energy Corp.	35,310	4,767,909
		15,757,876
OIL & GAS SERVICES & EQUIPMENT - 1.6%
Baker Hughes Co.	128,450	4,643,468
Schlumberger Ltd.	93,156	3,907,894
		8,551,362
REAL ESTATE SERVICES - 0.2%
CBRE Group, Inc. - Class A (b)	8,480	1,055,590

REITS - 3.3%
American Tower Corp.	4,760	1,106,986
AvalonBay Communities, Inc. (a)	3,750	844,688

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
REITS - 3.3% (Continued)
BXP, Inc.	7,640	$614,714
Crown Castle, Inc.	5,530	656,024
Digital Realty Trust, Inc.	2,790	451,506
Equinix, Inc.	2,320	2,059,302
Equity Residential	7,500	558,450
Extra Space Storage, Inc. (a)	3,150	567,599
Federal Realty Investment Trust	4,450	511,617
Host Hotels & Resorts, Inc. (a)	41,200	725,120
Kimco Realty Corp.	22,420	520,592
Mid-America Apartment Communities, Inc.	2,910	462,399
Prologis, Inc.	15,540	1,962,391
Public Storage	1,920	698,630
Regency Centers Corp.	9,230	666,683
Simon Property Group, Inc.	8,469	1,431,430
UDR, Inc.	14,880	674,659
Ventas, Inc.	11,270	722,745
Welltower, Inc.	17,680	2,263,570
		17,499,105
RENEWABLE ENERGY - 0.1%
First Solar, Inc. (b)	2,120	528,813

RETAIL - CONSUMER STAPLES - 3.6%
Costco Wholesale Corp.	5,880	5,212,738
Dollar General Corp.	5,410	457,524
Dollar Tree, Inc. (a)(b)	3,440	241,901
Kroger Co. (The)	20,514	1,175,452
Target Corp.	9,860	1,536,780
Walgreen Boots Alliance, Inc. (a)	52,370	469,235
Walmart, Inc.	125,030	10,096,172
		19,189,802
RETAIL - DISCRETIONARY - 2.3%
AutoZone, Inc. (b)	240	756,010
Best Buy Co., Inc. (a)	9,790	1,011,307
CarMax, Inc. (a)(b)	7,850	607,433
Genuine Parts Co. (a)	4,570	638,338
Home Depot, Inc. (The)	10,732	4,348,606
Lowe's Cos., Inc.	11,760	3,185,196

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
RETAIL - DISCRETIONARY - 2.3% (Continued)
TJX Cos., Inc. (The)	12,030	$1,414,006
		11,960,896
SEMICONDUCTORS - 2.5%
Broadcom, Inc.	5,000	862,500
Intel Corp.	110,518	2,592,752
Microchip Technology, Inc.	4,630	371,743
Micron Technology, Inc.	24,860	2,578,231
NVIDIA Corp.	3,280	398,323
ON Semiconductor Corp. (b)	2,260	164,099
QUALCOMM, Inc.	13,770	2,341,588
Texas Instruments, Inc.	18,640	3,850,465
		13,159,701
SOFTWARE - 2.7%
ANSYS, Inc. (b)	1,760	560,789
Autodesk, Inc. (b)	2,650	730,022
Cadence Design Systems, Inc. (b)	2,340	634,210
Gen Digital, Inc.	38,360	1,052,215
Intuit, Inc.	1,200	745,200
Microsoft Corp.	8,620	3,709,186
Oracle Corp.	12,032	2,050,253
Roper Technologies, Inc.	4,500	2,503,980
Salesforce, Inc.	3,040	832,078
Synopsys, Inc. (b)	920	465,879
Tyler Technologies, Inc. (b)	1,720	1,003,998
		14,287,810
SPECIALTY FINANCE - 1.2%
American Express Co.	9,754	2,645,285
Capital One Financial Corp.	12,880	1,928,523
Discover Financial Services	5,770	809,473
Synchrony Financial	14,390	717,773
		6,101,054
TECHNOLOGY HARDWARE - 1.8%
Cisco Systems, Inc.	101,020	5,376,284
Corning, Inc.	32,890	1,484,984
Hewlett Packard Enterprise Co.	46,690	955,277
HP, Inc.	40,700	1,459,909
		9,276,454

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
TECHNOLOGY SERVICES - 5.4%
Accenture plc - Class A	16,780	$5,931,394
Automatic Data Processing, Inc.	10,480	2,900,130
Cognizant Technology Solutions Corp. - Class A	9,430	727,807
CoStar Group, Inc. (b)	9,390	708,382
Equifax, Inc.	1,390	408,465
Fidelity National Information Services, Inc.	7,360	616,400
Fiserv, Inc. (b)	8,480	1,523,432
Global Payments, Inc.	5,710	584,818
Mastercard, Inc. - Class A	5,040	2,488,752
Moody's Corp.	1,100	522,049
Paychex, Inc.	3,334	447,390
PayPal Holdings, Inc. (b)	28,270	2,205,908
S&P Global, Inc.	9,180	4,742,572
Verisk Analytics, Inc.	5,050	1,353,198
Visa, Inc. - Class A	12,270	3,373,637
		28,534,334
TELECOMMUNICATIONS - 2.3%
AT&T, Inc.	211,666	4,656,652
T-Mobile US, Inc.	11,270	2,325,677
Verizon Communications, Inc.	115,490	5,186,656
		12,168,985
TRANSPORTATION & LOGISTICS - 2.2%
CSX Corp.	28,330	978,235
Delta Air Lines, Inc. (a)	19,150	972,628
FedEx Corp.	8,230	2,252,386
Norfolk Southern Corp.	4,340	1,078,490
Southwest Airlines Co.	51,320	1,520,611
Union Pacific Corp.	10,560	2,602,829
United Airlines Holdings, Inc. (b)	13,060	745,204
United Parcel Service, Inc. - Class B	12,540	1,709,704
		11,860,087
TRANSPORTATION EQUIPMENT - 0.1%
Westinghouse Air Brake Technologies Corp.	3,040	552,581

WHOLESALE - CONSUMER STAPLES - 0.4%
Archer-Daniels-Midland Co.	20,520	1,225,865
Bunge Global S.A.	3,360	324,710

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
WHOLESALE - CONSUMER STAPLES - 0.4% (Continued)
Sysco Corp. (a)	10,550	$823,533
		2,374,108
WHOLESALE - DISCRETIONARY - 0.1%
LKQ Corp.	11,370	453,890

TOTAL COMMON STOCKS (COST $378,089,057)		$519,301,022

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Impact Capital, Inc. (c)	3.000%	12/15/24	$250,000	$248,205
Calvert Impact Capital, Inc. (c)	2.500%	06/13/25	280,000	274,711
Calvert Impact Capital, Inc. (c)	2.500%	12/15/25	450,000	437,667
Calvert Impact Capital, Inc. (c)	4.000%	06/15/28	350,000	338,109
Calvert Impact Capital, Inc. (c)	5.000%	12/15/28	800,000	797,501
Calvert Impact Capital, Inc. (c)	5.000%	06/15/29	830,000	825,428
Capital Impact Partners Investment (c)	5.750%	06/15/25	820,000	826,698
Capital Impact Partners Investment (c)	5.000%	12/15/26	1,000,000	1,017,967
TOTAL CORPORATE NOTES (COST $4,780,000)				$4,766,286

MONEY MARKET FUNDS - 0.3%	Shares	Fair Value
First American Government Obligations Fund - Class X 4.82% (d) (COST $1,322,720)	1,322,720	$1,322,720

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.7%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.95% (e)(f) (COST $14,412,205)	14,412,205	$14,412,205

TOTAL INVESTMENTS - (COST $398,603,982) - 102.6%		$539,802,233

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6%)		(13,650,384)

NET ASSETS - 100.0%		$526,151,849

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $14,093,300.
(b)	Non-income producing security.
(c)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 3.000%, 12/15/24	12/12/19	$250,000	$248,205	0.0	%(d)
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	280,000	274,711	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	450,000	437,667	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	350,000	338,109	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	800,000	797,501	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	830,000	825,428	0.1%
Capital Impact Partners Investment, 5.750%, 06/15/24	06/20/23	820,000	826,698	0.2%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	1,000,000	1,017,967	0.2%
		$4,780,000	$4,766,286	0.9%

(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of September 30, 2024.
(f)	The security was purchased with cash collateral received from securities on loan.

plc - Public Liability Company

REIT – Real Estate Investment Trust

Schedule of Portfolio Investments

Praxis Growth Index Fund

September 30, 2024 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Fair Value
ADVERTISING & MARKETING - 0.1%
Interpublic Group of Cos., Inc. (The) (a)	23,990	$758,804

ASSET MANAGEMENT - 0.1%
Franklin Resources, Inc. (a)	45,560	918,034

AUTOMOTIVE - 2.4%
Tesla, Inc. (b)	59,370	15,532,973

BANKING - 0.0% (c)
Citizens Financial Group, Inc.	6,730	276,401

BEVERAGES - 0.7%
Coca-Cola Co. (The)	29,840	2,144,302
PepsiCo, Inc.	13,850	2,355,193
		4,499,495
BIOTECH & PHARMA - 4.3%
AbbVie, Inc.	7,461	1,473,398
Eli Lilly & Co.	21,650	19,180,601
Merck & Co., Inc.	23,611	2,681,265
Regeneron Pharmaceuticals, Inc. (b)	1,821	1,914,308
Vertex Pharmaceuticals, Inc. (b)	4,274	1,987,752
Zoetis, Inc.	5,260	1,027,699
		28,265,023
CHEMICALS - 1.2%
Linde plc	13,918	6,636,937
LyondellBasell Industries N.V. - Class A	10,990	1,053,941
		7,690,878
COMMERCIAL SUPPORT SERVICES - 0.4%
Cintas Corp.	7,080	1,457,631
Republic Services, Inc.	3,500	702,940
Waste Management, Inc.	2,274	472,082
		2,632,653
DIVERSIFIED INDUSTRIALS - 0.2%
Illinois Tool Works, Inc.	5,274	1,382,157

E-COMMERCE DISCRETIONARY - 5.1%
Amazon.com, Inc. (b)	175,000	32,607,750

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
E-COMMERCE DISCRETIONARY - 5.1% (Continued)
eBay, Inc. (a)	8,540	$556,039
		33,163,789
ELECTRIC UTILITIES - 0.2%
NextEra Energy, Inc.	6,390	540,147
Sempra	8,850	740,125
		1,280,272
ELECTRICAL EQUIPMENT - 1.1%
Amphenol Corp. - Class A	11,944	778,271
Carrier Global Corp. (a)	10,260	825,827
Keysight Technologies, Inc. (b)	3,981	632,700
Rockwell Automation, Inc.	3,288	882,697
Trane Technologies plc	10,630	4,132,200
		7,251,695
ENTERTAINMENT CONTENT - 0.1%
Electronic Arts, Inc.	4,545	651,935

FOOD - 0.2%
Mondelez International, Inc. - Class A	18,040	1,329,007

GAS & WATER UTILITIES - 0.1%
American Water Works Co., Inc.	2,580	377,299

HEALTH CARE FACILITIES & SERVICES - 0.5%
Cencora, Inc.	2,670	600,964
DaVita, Inc. (a)(b)	3,750	614,737
Elevance Health, Inc.	1,320	686,400
IQVIA Holdings, Inc. (b)	2,778	658,303
McKesson Corp.	1,910	944,342
		3,504,746
HOME CONSTRUCTION - 0.3%
D.R. Horton, Inc.	4,420	843,203
PulteGroup, Inc. (a)	9,050	1,298,947
		2,142,150
HOUSEHOLD PRODUCTS - 1.1%
Church & Dwight Co., Inc. (a)	4,800	502,656
Colgate-Palmolive Co.	10,057	1,044,017
Procter & Gamble Co. (The)	31,360	5,431,552
		6,978,225

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
INDUSTRIAL SUPPORT SERVICES - 0.6%
United Rentals, Inc.	1,770	$1,433,222
W.W. Grainger, Inc.	2,530	2,628,189
		4,061,411
INSTITUTIONAL FINANCIAL SERVICES - 0.1%
Nasdaq, Inc.	8,490	619,855

INSURANCE - 0.7%
Aon plc - Class A	2,560	885,735
Arch Capital Group Ltd. (b)	5,760	644,429
Globe Life, Inc.	11,800	1,249,738
Progressive Corp. (The)	5,690	1,443,894
		4,223,796
INTERNET MEDIA & SERVICES - 14.1%
Airbnb, Inc. - Class A (b)	4,890	620,101
Alphabet, Inc. - Class A	156,720	25,992,012
Alphabet, Inc. - Class C	124,120	20,751,622
Booking Holdings, Inc.	140	589,697
Meta Platforms, Inc. - Class A	54,530	31,215,153
Netflix, Inc. (b)	11,970	8,489,962
Uber Technologies, Inc. (b)	57,750	4,340,490
		91,999,037
LEISURE FACILITIES & SERVICES - 1.5%
Chipotle Mexican Grill, Inc. (b)	45,350	2,613,067
Hilton Worldwide Holdings, Inc.	7,350	1,694,175
Marriott International, Inc. - Class A	6,510	1,618,386
McDonald's Corp.	5,507	1,676,937
Royal Caribbean Cruises Ltd.	6,470	1,147,519
Starbucks Corp.	7,162	698,223
		9,448,307
LEISURE PRODUCTS - 0.2%
Axon Enterprise, Inc. (b)	1,360	543,456
Hasbro, Inc.	12,240	885,197
		1,428,653
MACHINERY - 0.8%
Deere & Co.	3,936	1,642,611
Ingersoll-Rand, Inc.	17,600	1,727,616
Veralto Corp.	10,924	1,221,958

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
MACHINERY - 0.8% (Continued)
Xylem, Inc.	3,590	$484,758
		5,076,943
MEDICAL EQUIPMENT & DEVICES - 3.4%
Agilent Technologies, Inc.	4,905	728,294
Boston Scientific Corp. (b)	21,830	1,829,354
Cooper Cos., Inc. (The) (b)	5,244	578,623
Danaher Corp.	14,694	4,085,226
DexCom, Inc. (b)	11,880	796,435
Edwards Lifesciences Corp. (b)	9,550	630,204
IDEXX Laboratories, Inc. (b)	1,700	858,874
Intuitive Surgical, Inc. (b)	6,880	3,379,938
Mettler-Toledo International, Inc. (b)	550	824,835
Stryker Corp.	4,430	1,600,382
Thermo Fisher Scientific, Inc.	9,165	5,669,194
Waters Corp. (b)	1,646	592,379
West Pharmaceutical Services, Inc.	2,130	639,341
		22,213,079
OIL & GAS PRODUCERS - 0.7%
ConocoPhillips	23,540	2,478,291
ONEOK, Inc.	11,050	1,006,986
Valero Energy Corp.	5,320	718,360
		4,203,637
OIL & GAS SERVICES & EQUIPMENT - 0.3%
Baker Hughes Co.	30,530	1,103,659
Schlumberger Ltd.	17,770	745,452
		1,849,111
REITS - 1.2%
American Tower Corp.	6,442	1,498,152
Digital Realty Trust, Inc.	3,940	637,610
Equinix, Inc.	1,777	1,577,318
Host Hotels & Resorts, Inc. (a)	46,150	812,240
Iron Mountain, Inc.	8,670	1,030,256
Prologis, Inc.	6,088	768,793
Public Storage	2,790	1,015,197
Simon Property Group, Inc.	2,960	500,299
		7,839,865
RETAIL - CONSUMER STAPLES - 0.7%
Costco Wholesale Corp.	4,443	3,938,808

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
RETAIL - CONSUMER STAPLES - 0.7% (Continued)
Walmart, Inc.	7,770	$627,428
		4,566,236
RETAIL - DISCRETIONARY - 2.7%
AutoZone, Inc. (b)	659	2,075,876
Home Depot, Inc. (The)	16,306	6,607,191
Lowe's Cos., Inc.	6,789	1,838,801
O'Reilly Automotive, Inc. (b)	1,810	2,084,396
Ross Stores, Inc.	9,900	1,490,049
TJX Cos., Inc. (The)	25,513	2,998,798
Tractor Supply Co. (a)	2,060	599,316
		17,694,427
SEMICONDUCTORS - 17.8%
Advanced Micro Devices, Inc. (b)	42,406	6,957,976
Applied Materials, Inc.	22,816	4,609,973
Broadcom, Inc.	115,490	19,922,025
KLA Corp.	3,560	2,756,900
Lam Research Corp.	4,073	3,323,894
Monolithic Power Systems, Inc.	1,260	1,164,870
NVIDIA Corp.	622,560	75,603,686
QUALCOMM, Inc.	10,950	1,862,048
		116,201,372
SOFTWARE - 14.5%
Adobe, Inc. (b)	4,497	2,328,457
ANSYS, Inc. (b)	2,190	697,800
Cadence Design Systems, Inc. (b)	10,624	2,879,423
Crowdstrike Holdings, Inc. - Class A (b)	1,880	527,284
Fortinet, Inc. (b)	12,990	1,007,375
Intuit, Inc.	7,350	4,564,350
Microsoft Corp.	128,238	55,180,811
Oracle Corp.	65,250	11,118,600
Roper Technologies, Inc.	1,000	556,440
Salesforce, Inc.	21,800	5,966,878
ServiceNow, Inc. (b)	6,293	5,628,396
Synopsys, Inc. (b)	6,460	3,271,279
Tyler Technologies, Inc. (b)	1,820	1,062,370
		94,789,463

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
SPECIALTY FINANCE - 0.4%
American Express Co.	8,500	$2,305,200

TECHNOLOGY HARDWARE - 14.9%
Apple, Inc.	399,198	93,013,134
Arista Networks, Inc. (b)	7,440	2,855,621
NetApp, Inc.	5,800	716,358
Super Micro Computer, Inc. (a)(b)	1,060	441,384
		97,026,497
TECHNOLOGY SERVICES - 5.2%
Accenture plc - Class A	17,989	6,358,752
Automatic Data Processing, Inc.	6,670	1,845,789
Broadridge Financial Solutions, Inc.	2,596	558,218
Fair Isaac Corp. (b)	880	1,710,298
Fiserv, Inc. (b)	11,266	2,023,937
Gartner, Inc. (b)	2,010	1,018,588
Mastercard, Inc. - Class A	17,186	8,486,447
Moody's Corp.	3,375	1,601,741
MSCI, Inc.	1,797	1,047,525
S&P Global, Inc.	1,944	1,004,309
Visa, Inc. - Class A	30,613	8,417,044
		34,072,648
TRANSPORTATION & LOGISTICS - 0.6%
CSX Corp.	22,471	775,924
Expeditors International of Washington, Inc. (a)	4,770	626,778
Old Dominion Freight Line, Inc. (a)	5,900	1,171,976
Union Pacific Corp.	5,761	1,419,971
		3,994,649
TRANSPORTATION EQUIPMENT - 0.0% (c)
PACCAR, Inc.	1,060	104,601

WHOLESALE - DISCRETIONARY - 0.3%
Copart, Inc. (b)	35,482	1,859,257

TOTAL COMMON STOCKS (COST $250,556,544)		$644,213,580

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Impact Capital, Inc. (d)	3.000%	12/15/24	$150,000	$148,923
Calvert Impact Capital, Inc. (d)	2.500%	06/13/25	670,000	657,343
Calvert Impact Capital, Inc. (d)	2.500%	12/15/25	500,000	486,297
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	750,000	724,520
Calvert Impact Capital, Inc. (d)	5.000%	12/15/28	450,000	448,594
Calvert Impact Capital, Inc. (d)	5.000%	06/15/29	1,270,000	1,263,004
Capital Impact Partners Investment (d)	5.750%	06/15/25	1,280,000	1,290,455
Capital Impact Partners Investment (d)	5.000%	12/15/26	500,000	508,984
TOTAL CORPORATE NOTES (COST $5,570,000)				$5,528,120

MONEY MARKET FUNDS - 0.3%	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.82% (e) (COST $2,151,386)	2,151,386	$2,151,386

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 1.4%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.95% (e)(f) (COST $8,877,543)	8,877,543	$8,877,543

TOTAL INVESTMENTS - (COST $267,155,473) - 101.3%		$660,770,629

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3%)		(8,458,102)

NET ASSETS - 100.0%		$652,312,527

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $8,678,237.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.

(d)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 3.000%, 12/15/24	12/12/19	$150,000	$148,923	0.0	%(c)
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	670,000	657,343	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	500,000	486,297	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	750,000	724,520	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	450,000	448,594	0.0	%(c)
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	1,270,000	1,263,004	0.2%
Capital Impact Partners Investment, 5.750%, 06/15/25	06/20/23	1,280,000	1,290,455	0.2%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	500,000	508,984	0.1%
		$5,570,000	$5,528,120	0.8%

(e)	The rate shown is the 7-day effective yield as of September 30, 2024.
(f)	The security was purchased with cash collateral received from securities on loan.

plc - Public Liability Company

REIT – Real Estate Investment Trust

Schedule of Portfolio Investments

Praxis Small Cap Index Fund

September 30, 2024 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Fair Value
ADVERTISING & MARKETING - 0.2%
QuinStreet, Inc. (a)	15,860	$303,402

AEROSPACE & DEFENSE - 0.2%
Barnes Group, Inc.	7,300	294,993

APPAREL & TEXTILE PRODUCTS - 1.6%
Hanesbrands, Inc. (a)(b)	51,000	374,850
Kontoor Brands, Inc.	6,660	544,655
Oxford Industries, Inc.	3,465	300,623
Steven Madden Ltd.	11,935	584,696
VF Corp. (b)	39,760	793,212
Wolverine World Wide, Inc.	19,270	335,683
		2,933,719
ASSET MANAGEMENT - 1.0%
Artisan Partners Asset Management, Inc. - Class A (b)	8,570	371,252
BrightSphere Investment Group, Inc.	7,030	178,562
Kennedy-Wilson Holdings, Inc. (b)	44,910	496,255
StepStone Group, Inc. - Class A	6,100	346,663
Virtus Investment Partners, Inc.	920	192,694
WisdomTree, Inc. (b)	21,350	213,287
		1,798,713
AUTOMOTIVE - 0.8%
Adient plc (a)	10,650	240,371
American Axle & Manufacturing Holdings, Inc. (a)	14,390	88,930
Dana, Inc.	16,490	174,134
Dorman Products, Inc. (a)	2,970	335,966
Gentherm, Inc. (a)	4,670	217,389
Phinia, Inc.	5,290	243,499
XPEL, Inc. (a)	2,720	117,966
		1,418,255
BANKING – 8.8%
Ameris Bancorp	7,424	463,183
Atlantic Union Bankshares Corp.	7,690	289,682
Axos Financial, Inc. (a)	8,590	540,139
Banc of California, Inc.	19,671	289,754
BancFirst Corp.	3,710	390,477
Bancorp, Inc. (The) (a)(b)	10,190	545,165

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
BANKING – 8.8% (Continued)
Bank of Hawaii Corp. (b)	5,430	$340,841
BankUnited, Inc.	9,140	333,062
Banner Corp.	2,830	168,555
Berkshire Hills Bancorp, Inc.	7,000	188,510
Capitol Federal Financial, Inc.	56,960	332,646
Cathay General Bancorp	6,960	298,932
Central Pacific Financial Corp.	12,720	375,367
City Holding Co. (b)	2,750	322,822
Comerica, Inc.	16,430	984,321
Community Financial System, Inc.	2,820	163,757
Customers Bancorp, Inc. (a)	10,660	495,157
CVB Financial Corp.	15,780	281,200
Dime Community Bancshares, Inc. (b)	12,609	363,139
Eagle Bancorp, Inc.	5,280	119,222
FB Financial Corp.	7,386	346,625
First BanCorp	38,970	824,995
First Bancorp/NC	5,760	239,558
First Financial Bancorp	9,830	248,011
First Hawaiian, Inc. (b)	13,580	314,377
Fulton Financial Corp.	14,520	263,248
Hanmi Financial Corp.	9,870	183,582
Hope Bancorp, Inc.	13,410	168,430
Independent Bank Corp.	3,200	189,216
Independent Bank Group, Inc.	4,740	273,308
Lakeland Financial Corp. (b)	3,090	201,221
National Bank Holdings Corp. - Class A (b)	6,570	276,597
NBT Bancorp, Inc.	4,520	199,920
Northwest Bancshares, Inc.	21,190	283,522
OFG Bancorp	7,230	324,772
Pacific Premier Bancorp, Inc.	13,776	346,604
Park National Corp.	2,050	344,359
Pathward Financial, Inc.	6,750	445,567
Preferred Bank (b)	2,910	233,528
Provident Financial Services, Inc.	14,020	260,211
Seacoast Banking Corp. of Florida	8,500	226,525
ServisFirst Bancshares, Inc. (b)	10,670	858,402
Simmons First National Corp. - Class A	12,940	278,728

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
BANKING – 8.8% (Continued)
Triumph Financial, Inc. (a)	5,040	$400,882
Trustmark Corp.	9,210	293,062
United Community Banks, Inc.	12,060	350,705
Veritex Holdings, Inc.	12,430	327,158
WaFd, Inc. (b)	7,540	262,769
WSFS Financial Corp.	7,320	373,247
		16,625,060
BEVERAGES - 0.1%
National Beverage Corp.	4,440	208,414

BIOTECH & PHARMA - 3.4%
ADMA Biologics, Inc. (a)	28,580	571,314
Alkermes plc (a)	18,380	514,456
Amphastar Pharmaceuticals, Inc. (a)(b)	6,470	313,989
Arcus Biosciences, Inc. (a)	6,870	105,042
Catalyst Pharmaceutical, Inc. (a)	15,260	303,369
Certara, Inc. (a)	14,910	174,596
Collegium Pharmaceutical, Inc. (a)	9,800	378,672
Cytek Biosciences, Inc. (a)	16,760	92,850
Dynavax Technologies Corp. (a)	20,100	223,914
Harmony Biosciences Holdings, Inc. (a)(b)	4,890	195,600
Innoviva, Inc. (a)(b)	11,970	231,141
Ironwood Pharmaceuticals, Inc. (a)	27,850	114,742
Krystal Biotech, Inc. (a)(b)	3,060	557,012
Ligand Pharmaceuticals, Inc. (a)	2,760	276,248
Organon & Co.	34,670	663,237
Prestige Consumer Healthcare, Inc. (a)	6,630	478,023
Protagonist Therapeutics, Inc. (a)	7,050	317,250
REGENXBIO, Inc. (a)	11,650	122,209
Supernus Pharmaceuticals, Inc. (a)	7,570	236,033
TG Therapeutics, Inc. (a)(b)	16,260	380,321
Vir Biotechnology, Inc. (a)	12,780	95,722
Xencor, Inc. (a)	6,850	137,754
		6,483,494
CABLE & SATELLITE - 0.1%
Cable One, Inc.	550	192,384

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
CHEMICALS - 2.6%
AdvanSix, Inc.	7,800	$236,964
Balchem Corp.	5,560	978,560
H.B. Fuller Co.	10,240	812,851
Ingevity Corp. (a)	6,090	237,510
Innospec, Inc.	4,330	489,680
Materion Corp.	5,040	563,774
Minerals Technologies, Inc.	3,580	276,483
Quaker Chemical Corp.	1,410	237,571
Rogers Corp. (a)	3,610	407,966
Sensient Technologies Corp.	1,680	134,770
Stepan Co.	1,350	104,288
WD-40 Co.	1,810	466,763
		4,947,180
COMMERCIAL SUPPORT SERVICES - 3.0%
ABM Industries, Inc.	13,350	704,346
AMN Healthcare Services, Inc. (a)	4,780	202,624
Brady Corp. - Class A	14,310	1,096,575
CorVel Corp. (a)	2,390	781,267
Enviri Corp. (a)	29,700	307,098
Healthcare Services Group, Inc. (a)	12,190	136,162
Heidrick & Struggles International, Inc.	6,300	244,818
Korn Ferry	8,880	668,131
Robert Half, Inc.	12,870	867,567
UniFirst Corp.	1,790	355,584
Vestis Corp.	14,210	211,729
Viad Corp. (a)	2,260	80,976
		5,656,877
CONSUMER SERVICES - 1.1%
Adtalem Global Education, Inc. (a)	12,630	953,312
Perdoceo Education Corp.	16,740	372,298
Strategic Education, Inc.	2,550	236,002
Stride, Inc. (a)(b)	5,850	499,064
		2,060,676
CONTAINERS & PACKAGING - 0.6%
O-I Glass, Inc. (a)	15,550	204,016
Sealed Air Corp.	13,940	506,022
UFP Technologies, Inc. (a)(b)	1,370	433,879
		1,143,917

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
E-COMMERCE DISCRETIONARY - 0.4%
Etsy, Inc. (a)	15,020	$834,061

ELECTRIC UTILITIES - 1.3%
Avista Corp.	13,120	508,400
Clearway Energy, Inc. - Class C	28,910	886,959
MGE Energy, Inc.	4,820	440,789
Otter Tail Corp. (b)	4,280	334,525
Unitil Corp.	4,640	281,091
		2,451,764
ELECTRICAL EQUIPMENT - 2.8%
Advanced Energy Industries, Inc.	6,290	661,960
Alarm.com Holdings, Inc. (a)	7,330	400,731
Badger Meter, Inc.	5,970	1,303,908
Hayward Holdings, Inc. (a)(b)	12,720	195,125
Itron, Inc. (a)	6,020	642,996
Mesa Laboratories, Inc.	1,500	194,790
OSI Systems, Inc. (a)(b)	2,550	387,166
Powell Industries, Inc.	540	119,875
SPX Technologies, Inc. (a)	8,040	1,282,058
		5,188,609
ENGINEERING & CONSTRUCTION - 2.2%
Arcosa, Inc.	7,940	752,394
Dycom Industries, Inc. (a)	4,400	867,240
Frontdoor, Inc. (a)	14,390	690,576
Granite Construction, Inc. (b)	7,530	596,978
Installed Building Products, Inc.	3,410	839,781
MYR Group, Inc. (a)(b)	2,470	252,508
NV5 Global, Inc. (a)	1,220	114,046
		4,113,523
FOOD - 1.0%
B&G Foods, Inc.	27,450	243,756
Cal-Maine Foods, Inc.	7,550	565,042
J & J Snack Foods Corp. (b)	1,740	299,489
Simply Good Foods Co. (The) (a)	6,440	223,919
TreeHouse Foods, Inc. (a)	9,670	405,946
W.K. Kellogg Co. (b)	13,630	233,209
		1,971,361

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
FORESTRY, PAPER & WOOD PRODUCTS - 0.7%
Boise Cascade Co.	7,010	$988,270
Sylvamo Corp.	3,510	301,333
		1,289,603
GAS & WATER UTILITIES - 1.0%
American States Water Co.	5,890	490,578
California Water Service Group	14,610	792,154
Middlesex Water Co.	3,520	229,645
SJW Group	6,970	405,027
		1,917,404
HEALTH CARE FACILITIES & SERVICES - 2.5%
AdaptHealth Corp. (a)	26,210	294,338
Addus HomeCare Corp. (a)	2,750	365,832
Ensign Group, Inc. (The)	8,010	1,151,998
Fortrea Holdings, Inc. (a)(b)	12,320	246,400
Fulgent Genetics, Inc. (a)	6,220	135,161
NeoGenomics, Inc. (a)	16,530	243,818
Owens & Minor, Inc. (a)	12,010	188,437
Pediatrix Medical Group, Inc. (a)	12,880	149,279
Premier, Inc. - Class A	6,840	136,800
Progyny, Inc. (a)	10,310	172,796
RadNet, Inc. (a)	11,320	785,495
Select Medical Holdings Corp.	16,840	587,211
U.S. Physical Therapy, Inc.	2,080	176,030
		4,633,595
HOME & OFFICE PRODUCTS - 0.8%
HNI Corp.	7,870	423,721
Leggett & Platt, Inc.	21,770	296,507
MillerKnoll, Inc.	10,390	257,256
Newell Brands, Inc.	56,660	435,149
		1,412,633
HOME CONSTRUCTION - 3.4%
American Woodmark Corp. (a)	2,980	278,481
Armstrong World Industries, Inc.	2,600	341,718
Cavco Industries, Inc. (a)	1,950	835,068
Century Communities, Inc.	2,300	236,854
Green Brick Partners, Inc. (a)	5,000	417,600
Griffon Corp.	3,880	271,600
Interface, Inc.	25,680	487,149

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
HOME CONSTRUCTION - 3.4% (Continued)
LGI Homes, Inc. (a)(b)	3,980	$471,710
M/I Homes, Inc. (a)	3,510	601,474
Masterbrand, Inc. (a)	15,020	278,471
Meritage Homes Corp.	6,110	1,252,978
Patrick Industries, Inc.	2,420	344,535
TRI Pointe Homes, Inc. (a)	14,490	656,542
		6,474,180
HOUSEHOLD PRODUCTS - 0.4%
Central Garden & Pet Co. (a)(b)	3,630	132,386
Edgewell Personal Care Co.	6,500	236,210
Helen of Troy Ltd. (a)	2,160	133,596
Quanex Building Products Corp. (b)	11,930	331,058
		833,250
INDUSTRIAL INTERMEDIATE PRODUCTS - 1.6%
AZZ, Inc.	1,650	136,306
Enpro, Inc.	3,620	587,092
Gibraltar Industries, Inc. (a)	5,860	409,790
Insteel Industries, Inc.	5,170	160,735
Mueller Industries, Inc.	17,000	1,259,700
Proto Labs, Inc. (a)	4,540	133,340
Standex International Corp.	2,030	371,043
		3,058,006
INDUSTRIAL SUPPORT SERVICES - 0.4%
DXP Enterprises, Inc. (a)	5,460	291,346
Resideo Technologies, Inc. (a)	18,410	370,777
		662,123
INSTITUTIONAL FINANCIAL SERVICES - 1.3%
Moelis & Co. - Class A	9,440	646,735
Piper Sandler Cos.	3,730	1,058,611
PJT Partners, Inc. - Class A	2,390	318,683
StoneX Group, Inc. (a)	3,615	295,996
Virtu Financial, Inc. - Class A	6,790	206,823
		2,526,848
INSURANCE - 3.7%
Assured Guaranty Ltd. (b)	7,980	634,570
BCG Group, Inc. - Class A	30,410	279,164
Employers Holdings, Inc.	5,510	264,315
Genworth Financial, Inc. - Class A (a)	116,460	797,751

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
INSURANCE - 3.7% (Continued)
Goosehead Insurance, Inc. - Class A (a)(b)	3,070	$274,151
Jackson Financial, Inc. - Class A (b)	8,980	819,245
Lincoln National Corp.	26,790	844,153
Mercury General Corp.	4,640	292,227
NMI Holdings, Inc. - Class A (a)	14,340	590,665
Palomar Holdings, Inc. (a)	3,850	364,479
ProAssurance Corp. (a)	7,400	111,296
Radian Group, Inc.	20,170	699,697
Safety Insurance Group, Inc.	3,260	266,603
SiriusPoint Ltd. (a)	21,000	301,140
Trupanion, Inc. (a)	4,150	174,217
United Fire Group, Inc.	11,630	243,416
		6,957,089
INTERNET MEDIA & SERVICES - 0.9%
CarGurus, Inc. (a)	11,260	338,138
Cars.com, Inc. (a)	9,720	162,907
IAC, Inc. (a)	10,410	560,266
TechTarget, Inc. (a)	2,750	67,238
TripAdvisor, Inc. (a)	14,570	211,119
Yelp, Inc. (a)	11,460	402,017
		1,741,685
LEISURE FACILITIES & SERVICES - 2.1%
Bloomin' Brands, Inc.	13,060	215,882
Brinker International, Inc. (a)	7,800	596,934
Cheesecake Factory, Inc. (The)	7,530	305,341
Chuy's Holdings, Inc. (a)	6,950	259,930
Cinemark Holdings, Inc. (a)(b)	15,150	421,776
Cracker Barrel Old Country Store, Inc.	6,740	305,659
Dave & Buster's Entertainment, Inc. (a)	5,970	203,278
Jack in the Box, Inc.	3,950	183,833
Papa John's International, Inc.	5,730	308,675
Shake Shack, Inc. - Class A (a)	6,570	678,090
Six Flags Entertainment Corp.	13,564	546,765
		4,026,163
LEISURE PRODUCTS - 0.7%
Fox Factory Holding Corp. (a)	6,420	266,430
LCI Industries (b)	4,750	572,565
Topgolf Callaway Brands Corp. (a)(b)	27,900	306,342

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
LEISURE PRODUCTS - 0.7% (Continued)
Winnebago Industries, Inc. (b)	3,720	$216,169
		1,361,506
MACHINERY - 3.2%
Alamo Group, Inc.	1,800	324,234
CSW Industrials, Inc.	1,210	443,332
Enerpac Tool Group Corp.	19,940	835,287
ESCO Technologies, Inc.	2,890	372,752
Federal Signal Corp.	6,240	583,190
Franklin Electric Co., Inc.	6,300	660,366
Gates Industrial Corp. plc (a)	14,050	246,577
Hillenbrand, Inc.	4,920	136,776
Ichor Holdings Ltd. (a)	8,140	258,933
John Bean Technologies Corp.	5,325	524,566
Kennametal, Inc. (b)	10,250	265,782
Lindsay Corp.	3,140	391,370
Stellar Bancorp, Inc.	8,879	229,877
Tennant Co.	2,040	195,922
Titan International, Inc. (a)	33,750	274,388
Zurn Elkay Water Solutions Corp.	8,530	306,568
		6,049,920
MEDICAL EQUIPMENT & DEVICES - 4.2%
Artivion, Inc. (a)	7,320	194,858
Avanos Medical, Inc. (a)	4,200	100,926
BioLife Solutions, Inc. (a)	15,770	394,881
CONMED Corp.	3,120	224,390
Embecta Corp.	10,000	141,000
Glaukos Corp. (a)	7,100	924,988
ICU Medical, Inc. (a)	2,940	535,727
Inari Medical, Inc. (a)(b)	7,650	315,486
Inspire Medical Systems, Inc. (a)	4,180	882,189
Integer Holdings Corp. (a)(b)	4,160	540,800
Integra LifeSciences Holdings Corp. (a)	8,290	150,629
LeMaitre Vascular, Inc. (b)	5,530	513,682
Merit Medical Systems, Inc. (a)	10,140	1,002,136
Myriad Genetics, Inc. (a)	13,280	363,739
Omnicell, Inc. (a)(b)	5,710	248,956
QuidelOrtho Corp. (a)	8,500	387,600
STAAR Surgical Co. (a)	5,820	216,213

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 4.2% (Continued)
Tandem Diabetes Care, Inc. (a)(b)	11,950	$506,800
Vericel Corp. (a)(b)	6,960	294,060
		7,939,060
METALS & MINING - 0.8%
Century Aluminum Co. (a)(b)	13,620	221,053
Haynes International, Inc.	4,750	282,815
Kaiser Aluminum Corp.	4,580	332,142
MP Materials Corp. (a)(b)	17,730	312,934
SunCoke Energy, Inc.	30,440	264,219
		1,413,163
OIL & GAS PRODUCERS - 2.0%
California Resources Corp.	10,940	574,022
CVR Energy, Inc. (b)	42,150	970,714
Northern Oil and Gas, Inc. (b)	13,660	483,701
SM Energy Co. (b)	31,610	1,263,452
Talos Energy, Inc. (a)(b)	22,050	228,217
World Kinect Corp. (b)	6,780	209,570
		3,729,676
OIL & GAS SERVICES & EQUIPMENT - 0.7%
Bristow Group, Inc. (a)	36,002	1,248,909

PUBLISHING & BROADCASTING - 0.3%
John Wiley & Sons, Inc. - Class A	7,180	346,435
Scholastic Corp.	4,200	134,442
		480,877
REAL ESTATE OWNERS & DEVELOPERS - 0.1%
St. Joe Co. (The)	2,610	152,189

REAL ESTATE SERVICES - 0.4%
Cushman & Wakefield plc (a)	20,380	277,779
eXp World Holdings, Inc. (b)	10,830	152,595
Marcus & Millichap, Inc.	6,930	274,636
		705,010
REITS - 6.9%
Acadia Realty Trust	8,150	191,362
Alexander & Baldwin, Inc.	13,840	265,728
American Assets Trust, Inc.	11,530	308,082
Apple Hospitality REIT, Inc.	23,260	345,411

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
REITS - 6.9% (Continued)
Armada Hoffler Properties, Inc.	8,440	$91,405
Brandywine Realty Trust	22,590	122,890
CareTrust REIT, Inc.	17,460	538,816
DiamondRock Hospitality Co. (b)	19,450	169,798
Douglas Emmett, Inc. (b)	25,910	455,239
Easterly Government Properties, Inc.	11,050	150,059
Elme Communities	17,640	310,288
Essential Properties Realty Trust, Inc. (b)	19,380	661,827
Four Corners Property Trust, Inc.	8,360	245,032
Franklin BSP Realty Trust, Inc.	21,422	279,771
Getty Realty Corp.	8,400	267,204
Global Net Lease, Inc.	34,550	290,911
HA Sustainable Infrastructure Capital, Inc. (b)	15,340	528,770
Highwoods Properties, Inc. (b)	13,520	453,055
Hudson Pacific Properties, Inc.	27,430	131,115
Innovative Industrial Properties, Inc. (b)	2,720	366,112
JBG SMITH Properties	11,590	202,593
LTC Properties, Inc.	4,500	165,105
LXP Industrial Trust	32,120	322,806
Macerich Co. (The)	33,280	607,027
Medical Properties Trust, Inc. (b)	100,330	586,930
Outfront Media, Inc.	16,040	294,815
Pebblebrook Hotel Trust (b)	16,060	212,474
Phillips Edison & Co., Inc. (b)	13,700	516,627
Retail Opportunity Investments Corp.	8,860	139,368
Safehold, Inc. (b)	3,968	104,081
Saul Centers, Inc.	6,840	287,006
Service Properties Trust	27,310	124,534
SITE Centers Corp.	6,285	380,242
SL Green Realty Corp. (b)	17,480	1,216,783
Summit Hotel Properties, Inc.	8,160	55,978
Sunstone Hotel Investors, Inc.	24,730	255,214
Tanger, Inc.	16,810	557,756
Uniti Group, Inc.	44,310	249,908
Urban Edge Properties	13,970	298,818
Xenia Hotel & Resorts, Inc.	8,950	132,191
		12,883,131

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
RENEWABLE ENERGY - 0.7%
Green Plains, Inc. (a)	11,320	$153,273
SolarEdge Technologies, Inc. (a)(b)	14,890	341,130
Sunrun, Inc. (a)	41,970	757,978
		1,252,381
RETAIL - CONSUMER STAPLES - 0.4%
Grocery Outlet Holding Corp (a)	7,540	132,327
PriceSmart, Inc.	3,060	280,847
SpartanNash Co.	18,160	406,965
		820,139
RETAIL - DISCRETIONARY - 4.9%
Academy Sports & Outdoors, Inc.	16,030	935,511
Advance Auto Parts, Inc. (b)	8,330	324,787
American Eagle Outfitters, Inc.	24,760	554,376
Asbury Automotive Group, Inc. (a)	3,100	739,629
Boot Barn Holdings, Inc. (a)	4,560	762,797
Buckle, Inc. (The) (b)	5,380	236,559
Caleres, Inc. (b)	10,210	337,440
Ethan Allen Interiors, Inc. (b)	12,700	405,003
Foot Locker, Inc.	12,600	325,584
GMS, Inc. (a)(b)	7,050	638,518
Group 1 Automotive, Inc. (b)	3,050	1,168,272
Guess?, Inc. (b)	9,260	186,404
Hertz Global Holdings, Inc. (a)	17,840	58,872
Kohl's Corp. (b)	12,520	264,172
La-Z-Boy, Inc.	6,970	299,222
MarineMax, Inc. (a)	4,440	156,599
Monro, Inc. (b)	5,460	157,576
National Vision Holdings, Inc. (a)(b)	11,220	122,410
ODP Corp. (The) (a)	5,837	173,651
Shoe Carnival, Inc. (b)	5,100	223,635
Signet Jewelers Ltd. (b)	5,740	592,024
Urban Outfitters, Inc. (a)	10,750	411,832
Victoria's Secret & Co. (a)	8,400	215,880
		9,290,753
SEMICONDUCTORS - 2.8%
Axcelis Technologies, Inc. (a)	5,580	585,063
Cohu, Inc. (a)	7,270	186,839
CTS Corp.	6,010	290,764

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
SEMICONDUCTORS - 2.8% (Continued)
Diodes, Inc. (a)(b)	6,230	$399,281
FormFactor, Inc. (a)	11,450	526,700
Impinj, Inc. (a)(b)	2,520	545,630
Kulicke & Soffa Industries, Inc.	9,850	444,530
MaxLinear, Inc. - Class A (a)	9,260	134,085
Photronics, Inc. (a)	16,690	413,244
Semtech Corp. (a)(b)	9,730	444,272
SiTime Corp. (a)(b)	2,290	392,758
SMART Global Holdings, Inc. (a)(b)	6,550	137,223
Ultra Clean Holdings, Inc. (a)	7,980	318,641
Veeco Instruments, Inc. (a)(b)	8,620	285,581
Wolfspeed, Inc. (a)	19,930	193,321
		5,297,932
SOFTWARE - 4.3%
ACI Worldwide, Inc. (a)	5,500	279,950
Adeia, Inc.	14,711	175,208
Agilysys, Inc. (a)	6,190	674,524
Astrana Health, Inc. (a)	4,690	271,739
BlackLine, Inc. (a)	7,450	410,793
Box, Inc. - Class A (a)	15,490	506,988
Calix, Inc. (a)	8,010	310,708
Clear Secure, Inc. (b)	10,020	332,063
Digi International, Inc. (a)	11,930	328,433
DigitalOcean Holdings, Inc. (a)(b)	6,140	247,995
Donnelley Financial Solutions, Inc. (a)	6,550	431,186
DoubleVerify Holdings, Inc. (a)	18,610	313,392
Envestnet, Inc. (a)(b)	6,190	387,618
PDF Solutions, Inc. (a)	9,190	291,139
Privia Health Group, Inc. (a)	11,990	218,338
Progress Software Corp.	6,410	431,842
Schrodinger, Inc. (a)	8,630	160,086
Sprinklr, Inc. - Class A (a)	13,550	104,742
SPS Commerce, Inc. (a)	5,620	1,091,235
Thryv Holdings, Inc. (a)	6,390	110,100
Verra Mobility Corp. (a)	24,480	680,789
Ziff Davis, Inc. (a)	5,290	257,411
		8,016,279

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
SPECIALTY FINANCE - 3.3%
Air Lease Corp.	14,200	$643,118
Apollo Commercial Real Estate Finance, Inc.	24,020	220,744
Arbor Realty Trust, Inc. (b)	23,310	362,704
ARMOUR Residential REIT, Inc.	7,202	146,921
Blackstone Mortgage Trust, Inc. - Class A (b)	24,530	466,315
Bread Financial Holdings, Inc.	6,590	313,552
Cohen & Steers, Inc. (b)	2,200	211,090
Deluxe Corp. (b)	6,420	125,126
Ellington Financial, Inc.	12,990	167,441
Encore Capital Group, Inc. (a)	4,130	195,225
Enova International, Inc. (a)	7,260	608,315
KKR Real Estate Finance Trust, Inc.	13,850	171,047
Mr. Cooper Group, Inc. (a)	12,710	1,171,608
New York Mortgage Trust, Inc.	15,372	97,305
PennyMac Mortgage Investment Trust	12,660	180,532
PRA Group, Inc. (a)	3,960	88,546
Ready Capital Corp.	11,570	88,279
Redwood Trust, Inc.	20,050	154,986
Stewart Information Services Corp.	2,460	183,860
Walker & Dunlop, Inc.	4,340	492,981
World Acceptance Corp. (a)	1,310	154,554
		6,244,249
STEEL - 1.5%
ATI, Inc. (a)	20,280	1,356,935
Carpenter Technology Corp.	7,860	1,254,299
Metallus, Inc. (a)(b)	17,280	256,262
		2,867,496
TECHNOLOGY HARDWARE - 3.1%
Arlo Technologies, Inc. (a)	33,990	411,619
Benchmark Electronics, Inc. (b)	8,080	358,106
Extreme Networks, Inc. (a)	29,990	450,750
Harmonic, Inc. (a)	29,630	431,709
InterDigital, Inc. (b)	6,470	916,346
Knowles Corp. (a)	18,120	326,704
NCR Atleos Corp (a)(b)	6,870	196,001
NCR Voyix Corp. (a)	19,790	268,550
NetScout Systems, Inc. (a)	10,860	236,205
Pitney Bowes, Inc.	38,260	272,794

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
TECHNOLOGY HARDWARE - 3.1% (Continued)
Plexus Corp. (a)	4,900	$669,879
Sanmina Corp. (a)	13,090	896,010
Sonos, Inc. (a)	11,810	145,145
ViaSat, Inc. (a)	8,460	101,012
Xerox Holdings Corp. (b)	13,770	142,933
		5,823,763
TECHNOLOGY SERVICES - 2.2%
CSG Systems International, Inc.	3,400	165,410
DXC Technology Co. (a)	23,000	477,250
EVERTEC, Inc.	10,810	366,351
Green Dot Corp. - Class A (a)	13,080	153,167
Insight Enterprises, Inc. (a)	5,930	1,277,263
LiveRamp Holdings, Inc. (a)	10,470	259,446
MARA Holdings, Inc. (a)(b)	39,480	640,366
Payoneer Global, Inc. (a)	34,870	262,571
Perficient, Inc. (a)	4,700	354,756
Sabre Corp. (a)	63,890	234,476
		4,191,056
TELECOMMUNICATIONS - 1.1%
Cogent Communications Holdings, Inc. (b)	5,100	387,192
EchoStar Corp. - Class A (a)	12,105	300,446
Lumen Technologies, Inc. (a)(b)	162,730	1,155,383
Telephone and Data Systems, Inc.	12,840	298,530
		2,141,551
TRANSPORTATION & LOGISTICS - 2.7%
Alaska Air Group, Inc. (a)	16,610	750,938
ArcBest Corp. (b)	6,890	747,220
Hub Group, Inc. - Class A	18,740	851,733
JetBlue Airways Corp. (a)	27,380	179,613
Marten Transport Ltd.	18,180	321,786
Matson, Inc.	6,440	918,473
RXO, Inc. (a)	12,220	342,160
SkyWest, Inc. (a)	10,660	906,313
		5,018,236
TRANSPORTATION EQUIPMENT - 0.6%
Greenbrier Cos., Inc. (The) (b)	6,020	306,358
Trinity Industries, Inc.	13,430	467,901

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
TRANSPORTATION EQUIPMENT - 0.6% (Continued)
Wabash National Corp.	15,190	$291,496
		1,065,755
WHOLESALE - CONSUMER STAPLES - 0.9%
Andersons, Inc. (The)	20,960	1,050,935
Chefs' Warehouse, Inc. (The) (a)	8,340	350,363
United Natural Foods, Inc. (a)	19,810	333,204
		1,734,502
WHOLESALE - DISCRETIONARY - 1.1%
ePlus, Inc. (a)	4,560	448,431
G-III Apparel Group Ltd. (a)(b)	9,060	276,511
OPENLANE, Inc. (a)	14,500	244,760
ScanSource, Inc. (a)	23,700	1,138,311
		2,108,013

TOTAL COMMON STOCKS (COST $121,362,709)		$185,994,527

RIGHTS - 0.0% (c)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 0.0% (c)
OmniAb, Inc. (a)(d)(e) (COST $0)	2,092	$1,186

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Impact Capital, Inc. (d)	3.000%	12/15/24	$90,000	$89,354
Calvert Impact Capital, Inc. (d)	2.500%	06/13/25	150,000	147,166
Calvert Impact Capital, Inc. (d)	2.500%	12/15/25	280,000	272,326
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	180,000	173,885
Calvert Impact Capital, Inc. (d)	5.000%	12/15/28	220,000	219,313
Calvert Impact Capital, Inc. (d)	5.000%	06/15/29	200,000	198,898
Capital Impact Partners Investment (d)	5.750%	06/15/25	200,000	201,634

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

CORPORATE NOTES - 0.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8% (Continued)
Capital Impact Partners Investment (d)	5.000%	12/15/26	$200,000	$203,593
TOTAL CORPORATE NOTES (COST $1,520,000)				$1,506,169

MONEY MARKET FUNDS - 0.2%	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.82% (f) (COST $304,163)	304,163	$304,163

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 19.1%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.95% (f)(g) (COST $35,950,392)	35,950,392	$35,950,392

TOTAL INVESTMENTS - (COST $159,137,264) - 119.0%		$223,756,437

LIABILITIES IN EXCESS OF OTHER ASSETS - (19.0%)		(35,684,039)

NET ASSETS - 100.0%		$188,072,398

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $35,080,197.
(c)	Percentage rounds to less than 0.1%.
(d)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 3.000%, 12/15/24	12/12/19	$90,000	$89,354	0.1%
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	150,000	147,166	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	280,000	272,326	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	180,000	173,885	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	220,000	219,313	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	200,000	198,898	0.1%
Capital Impact Partners Investment, 5.750%, 06/15/24	06/20/23	200,000	201,634	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	200,000	203,593	0.1%
		$1,520,000	$1,506,169	0.8%

(e)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities was $1,186 as of September 30, 2024, representing 0.0% (c) of net assets.
(f)	The rate shown is the 7-day effective yield as of September 30, 2024.
(g)	The security was purchased with cash collateral received from securities on loan.

plc - Public Liability Company

REIT - Real Estate Investment Trust

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio

September 30, 2024 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 69.6%
Praxis Impact Bond Fund - Class I	1,808,573	$17,398,469

EQUITY FUND - 30.4%
Praxis Growth Index Fund - Class I	47,929	2,275,204
Praxis International Index Fund - Class I	162,598	2,297,514
Praxis Small Cap Index Fund - Class I	53,767	659,178
Praxis Value Index Fund - Class I	120,864	2,355,644
		7,587,540

TOTAL AFFILIATED MUTUAL FUNDS (COST $21,272,884)		$24,986,009

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.82% (b) (COST $6,748)	6,748	$6,748

TOTAL INVESTMENTS - (COST $21,279,632) - 100.0%		$24,992,757

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(2,216)

NET ASSETS - 100.0%		$24,990,541

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2024.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio

September 30, 2024 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 39.5%
Praxis Impact Bond Fund - Class I	4,030,911	$38,777,368

EQUITY FUND - 60.5%
Praxis Growth Index Fund - Class I	322,980	15,331,875
Praxis International Index Fund - Class I	1,269,957	17,944,492
Praxis Small Cap Index Fund - Class I	838,112	10,275,259
Praxis Value Index Fund - Class I	814,738	15,879,251
		59,430,877

TOTAL AFFILIATED MUTUAL FUNDS (COST $68,380,487)		$98,208,245

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.82% (b) (COST $1,782)	1,782	$1,782

TOTAL INVESTMENTS - (COST $68,382,269) - 100.0%		$98,210,027

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(32,333)

NET ASSETS - 100.0%		$98,177,694

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2024.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio

September 30, 2024 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 19.6%
Praxis Impact Bond Fund - Class I	2,339,262	$22,503,701

EQUITY FUND - 80.4%
Praxis Growth Index Fund - Class I	480,347	22,802,049
Praxis International Index Fund - Class I	1,965,988	27,779,405
Praxis Small Cap Index Fund - Class I	1,459,347	17,891,597
Praxis Value Index Fund - Class I	1,211,356	23,609,324
		92,082,375

TOTAL AFFILIATED MUTUAL FUNDS (COST $71,761,217)		$114,586,076

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.82% (b) (COST $1,116)	1,116	$1,116

TOTAL INVESTMENTS - (COST $71,762,333) - 100.0%		$114,587,192

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(34,297)

NET ASSETS - 100.0%		$114,552,895

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2024.